First Trust CEF Income Opportunity ETF (FCEF)

Portfolio of Investments
May 31, 2019 (Unaudited)

Shares	Description	Value

	Closed-End Funds — 97.3%
	Capital Markets — 97.3%
45,279	Advent Claymore Convertible Securities and Income Fund	$643,415
29,286	AllianzGI Convertible & Income 2024 Target	263,281
23,479	Apollo Tactical Income Fund, Inc.	338,567
84,877	Ares Dynamic Credit Allocation Fund, Inc.	1,277,399
37,846	Barings Global Short Duration High Yield Fund	664,197
25,883	BlackRock Corporate High Yield Fund, Inc.	262,971
31,554	BlackRock Income Trust, Inc.	188,377
29,195	BlackRock Multi-Sector Income Trust	484,053
47,136	BlackRock Science & Technology Trust	1,452,260
54,702	Blackstone / GSO Strategic Credit Fund	785,521
6,216	Central Securities Corp.	178,645
54,486	Cohen & Steers Infrastructure Fund, Inc.	1,280,966
67,854	Cohen & Steers REIT and Preferred and Income Fund, Inc.	1,405,256
69,270	DoubleLine Income Solutions Fund	1,385,400
12,346	Eaton Vance Enhanced Equity Income Fund	172,597
48,525	Eaton Vance Short Duration Diversified Income Fund	638,589
57,693	Eaton Vance Tax-Advantaged Dividend Income Fund	1,281,939
84,124	Eaton Vance Tax-Advantaged Global Dividend Income Fund	1,248,400
37,268	Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund	837,039
51,703	Gabelli Dividend & Income Trust (The)	1,047,503
20,257	General American Investors Co., Inc.	674,356
8,032	John Hancock Financial Opportunities Fund	245,458
49,425	John Hancock Tax-Advantaged Dividend Income Fund	1,191,143
71,083	KKR Income Opportunities Fund	1,087,570
14,672	Lazard Global Total Return and Income Fund, Inc.	219,053
38,979	Macquarie Global Infrastructure Total Return Fund, Inc.	859,877
7,773	Morgan Stanley China A Share Fund, Inc.	157,481
180,235	Nuveen Credit Strategies Income Fund	1,389,612
66,366	Nuveen Preferred & Income Opportunities Fund	628,486
32,278	Nuveen Real Asset Income and Growth Fund	515,802

Shares	Description	Value

	Closed-End Funds (Continued)
	Capital Markets (Continued)
21,853	Nuveen Short Duration Credit Opportunities Fund	$331,510
45,149	Nuveen Tax-Advantaged Dividend Growth Fund	702,067
77,125	PGIM Global High Yield Fund, Inc.	1,057,384
65,505	PIMCO Dynamic Credit and Mortgage Income Fund	1,562,950
37,933	Principal Real Estate Income Fund	708,588
18,865	Royce Micro-Cap Trust, Inc.	149,599
45,357	Royce Value Trust, Inc.	595,537
18,105	Source Capital, Inc.	632,951
53,321	Tekla Healthcare Investors	1,005,101
60,237	Tekla Healthcare Opportunities Fund	990,899
32,006	Templeton Emerging Markets Fund	457,046
34,760	Tortoise Pipeline & Energy Fund, Inc.	487,335
34,559	Tortoise Power and Energy Infrastructure Fund, Inc.	630,702
32,346	Tri-Continental Corp.	838,408
54,300	Western Asset Emerging Markets Debt Fund, Inc.	737,937
17,861	Western Asset High Income Opportunity Fund, Inc.	86,983
	Total Closed-End Funds — 97.3%	33,780,210
	(Cost $35,225,408)

	Money Market Funds — 2.6%
917,710	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 2.27% (a)	917,710
	(Cost $917,710)

	Total Investments — 99.9%	34,697,920
	(Cost $36,143,118) (b)
	Net Other Assets and Liabilities — 0.1%	26,281
	Net Assets — 100.0%	$34,724,201

(a)	Rate shown reflects yield as of May 31, 2019.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of May 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $644,162 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $2,089,360. The net unrealized depreciation was $1,445,198.

First Trust CEF Income Opportunity ETF (FCEF)

Portfolio of Investments (Continued)
May 31, 2019 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2019 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Closed-End Funds*	$33,780,210	$—	$—
Money Market Funds	917,710	—	—
Total Investments	$34,697,920	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Municipal CEF Income Opportunity ETF (MCEF)

Portfolio of Investments
May 31, 2019 (Unaudited)

Shares	Description	Value

	Closed-End Funds — 90.9%
	Capital Markets — 90.9%
14,176	BlackRock Florida Municipal 2020 Term Trust	$204,489
10,835	BlackRock Investment Quality Municipal Trust, Inc.	159,275
22,964	BlackRock Long-Term Municipal Advantage Trust	274,879
29,487	BlackRock Muni Intermediate Duration Fund, Inc.	409,869
22,814	BlackRock Municipal 2030 Target Term Trust	521,299
14,182	BlackRock Municipal Income Investment Quality Trust	205,781
10,930	BlackRock Municipal Income Trust	154,441
13,971	BlackRock Municipal Income Trust II	199,785
17,398	BlackRock MuniHoldings Investment Quality Fund	226,870
7,903	BlackRock MuniHoldings Quality Fund, Inc.	97,128
14,308	BlackRock MuniYield Quality Fund, Inc.	206,464
23,123	BlackRock MuniYield Quality Fund II, Inc.	289,500
28,963	BlackRock MuniYield Quality Fund III, Inc.	380,863
12,558	DTF Tax-Free Income, Inc.	173,803
15,587	Eaton Vance Municipal Income 2028 Term Trust	322,339
18,879	Eaton Vance Municipal Income Trust	232,212
4,660	Eaton Vance National Municipal Opportunities Trust	104,664
14,473	Invesco Municipal Trust	177,294
6,184	Invesco Pennsylvania Value Municipal Income Trust	78,599
24,709	Invesco Quality Municipal Income Trust	301,944
15,522	Invesco Trust for Investment Grade Municipals	193,559
16,115	MainStay MacKay Defined Term Municipal Opportunities Fund	333,419
8,714	Neuberger Berman Municipal Fund, Inc.	125,307
31,006	Nuveen AMT-Free Municipal Credit Income Fund	487,414
19,070	Nuveen AMT-Free Quality Municipal Income Fund	257,826
2,912	Nuveen Connecticut Quality Municipal Income Fund	38,235
25,215	Nuveen Enhanced Municipal Value Fund	355,784
31,570	Nuveen Intermediate Duration Municipal Term Fund	422,407

Shares	Description	Value

	Closed-End Funds (Continued)
	Capital Markets (Continued)
8,075	Nuveen Intermediate Duration Quality Municipal Term Fund	$107,075
29,924	Nuveen Municipal 2021 Target Term Fund	287,270
23,363	Nuveen Municipal Credit Income Fund	363,762
22,462	Nuveen Municipal High Income Opportunity Fund	312,446
41,569	Nuveen Municipal Value Fund, Inc.	418,600
14,749	Nuveen Quality Municipal Income Fund	202,356
5,240	Nuveen Select Tax-Free Income Portfolio	79,700
16,050	Western Asset Intermediate Muni Fund, Inc.	142,364
5,573	Western Asset Municipal Defined Opportunity Trust, Inc.	122,272
10,276	Western Asset Municipal High Income Fund, Inc.	77,070
23,739	Western Asset Municipal Partners Fund, Inc.	351,575
	Total Closed-End Funds — 90.9%	9,399,939
	(Cost $9,449,851)

	Exchange-Traded Funds — 6.4%
	Capital Markets — 6.4%
5,657	PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund	309,721
2,048	PIMCO Short Term Municipal Bond Active Exchange-Traded Fund	103,383
3,980	VanEck Vectors High-Yield Municipal Index ETF	253,128
	Total Exchange-Traded Funds — 6.4%	666,232
	(Cost $654,246)

	Total Investments — 97.3%	10,066,171
	(Cost $10,104,097) (a)
	Net Other Assets and Liabilities — 2.7%	274,140
	Net Assets — 100.0%	$10,340,311

(a)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of May 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $147,231 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $185,157. The net unrealized depreciation was $37,926.

First Trust Municipal CEF Income Opportunity ETF (MCEF)

Portfolio of Investments (Continued)
May 31, 2019 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2019 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Closed-End Funds*	$9,399,939	$—	$—
Exchange-Traded Funds*	666,232	—	—
Total Investments	$10,066,171	$—	$—

* See Portfolio of Investments for industry breakout.

Additional Information

First Trust Exchange-Traded Fund VIII

May 31, 2019 (Unaudited)

Valuation Inputs

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

EquityCompass Risk Manager ETF (ERM)

Portfolio of Investments
May 31, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.6%
	Aerospace & Defense — 3.5%
440	Boeing (The) Co.	$150,309
1,011	General Dynamics Corp.	162,589
569	Lockheed Martin Corp.	192,629
952	Raytheon Co.	166,124
1,294	United Technologies Corp.	163,432
		835,083

	Air Freight & Logistics — 1.2%
918	FedEx Corp.	141,629
1,484	United Parcel Service, Inc., Class B	137,893
		279,522

	Airlines — 0.7%
2,919	Alaska Air Group, Inc.	169,886

	Automobiles — 2.0%
18,586	Ford Motor Co.	176,939
4,418	General Motors Co.	147,296
4,478	Harley-Davidson, Inc.	146,520
		470,755

	Banks — 4.1%
5,895	Bank of America Corp.	156,807
2,619	Citigroup, Inc.	162,771
1,619	JPMorgan Chase & Co.	171,549
10,179	People’s United Financial, Inc.	156,451
3,434	U.S. Bancorp	172,387
3,501	Wells Fargo & Co.	155,340
		975,305

	Beverages — 1.5%
3,680	Coca-Cola (The) Co.	180,798
1,397	PepsiCo, Inc.	178,816
		359,614

	Biotechnology — 3.3%
2,047	AbbVie, Inc.	157,025
883	Amgen, Inc.	147,196
736	Biogen, Inc. (a)	161,397
1,819	Celgene Corp. (a)	170,604
2,562	Gilead Sciences, Inc.	159,485
		795,707

	Building Products — 1.2%
3,102	A.O. Smith Corp.	125,631
3,531	Fortune Brands Home & Security, Inc.	169,700
		295,331

	Capital Markets — 3.1%
1,505	Affiliated Managers Group, Inc.	126,149
3,299	Bank of New York Mellon (The) Corp.	140,834
388	BlackRock, Inc.	161,237
853	Goldman Sachs Group (The), Inc.	155,664

Shares	Description	Value

	Common Stocks (Continued)
	Capital Markets (Continued)
3,844	Morgan Stanley	$156,413
		740,297

	Chemicals — 1.8%
2,022	Albemarle Corp.	127,993
3,956	CF Industries Holdings, Inc.	159,189
4,533	DuPont de Nemours, Inc. (a)	138,347
		425,529

	Communications Equipment — 1.3%
3,055	Cisco Systems, Inc.	158,952
6,256	Juniper Networks, Inc.	153,960
		312,912

	Construction & Engineering — 1.2%
4,370	Fluor Corp.	121,136
4,373	Quanta Services, Inc.	152,006
		273,142

	Consumer Finance — 1.5%
1,533	American Express Co.	175,851
1,991	Capital One Financial Corp.	170,967
		346,818

	Containers & Packaging — 2.5%
1,497	Avery Dennison Corp.	155,778
1,653	Packaging Corp. of America	147,249
3,716	Sealed Air Corp.	155,700
4,250	WestRock Co.	138,550
		597,277

	Diversified Consumer Services — 0.8%
6,940	H&R Block, Inc.	182,175

	Diversified Financial Services — 1.3%
835	Berkshire Hathaway, Inc., Class B (a)	164,846
8,631	Jefferies Financial Group, Inc.	152,510
		317,356

	Diversified Telecommunication Services — 1.3%
5,334	AT&T, Inc.	163,114
2,893	Verizon Communications, Inc.	157,234
		320,348

	Electric Utilities — 4.3%
3,652	Alliant Energy Corp.	173,324
1,910	Duke Energy Corp.	163,515
3,391	Exelon Corp.	163,039
896	NextEra Energy, Inc.	177,596
1,800	Pinnacle West Capital Corp.	169,038
3,299	Southern (The) Co.	176,497
		1,023,009

EquityCompass Risk Manager ETF (ERM)

Portfolio of Investments (Continued)
May 31, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Electrical Equipment — 0.6%
2,401	Emerson Electric Co.	$144,636

	Electronic Equipment, Instruments & Components — 1.2%
3,498	FLIR Systems, Inc.	169,058
1,012	IPG Photonics Corp. (a)	126,672
		295,730

	Energy Equipment & Services — 1.7%
5,674	Halliburton Co.	120,800
3,032	Helmerich & Payne, Inc.	148,295
3,886	Schlumberger Ltd.	134,805
		403,900

	Entertainment — 1.5%
459	Netflix, Inc. (a)	157,566
1,509	Walt Disney (The) Co.	199,248
		356,814

	Equity Real Estate Investment Trusts — 6.0%
3,331	Apartment Investment & Management Co., Class A	166,383
5,495	Duke Realty Corp.	165,345
1,235	Federal Realty Investment Trust	161,452
4,751	Iron Mountain, Inc.	145,618
9,323	Kimco Realty Corp.	162,220
3,896	Macerich (The) Co.	141,542
2,505	Regency Centers Corp.	165,230
928	Simon Property Group, Inc.	150,419
1,858	SL Green Realty Corp.	159,788
		1,417,997

	Food & Staples Retailing — 2.1%
701	Costco Wholesale Corp.	167,946
3,103	Walgreens Boots Alliance, Inc.	153,102
1,748	Walmart, Inc.	177,317
		498,365

	Food Products — 1.3%
5,290	Kraft Heinz (The) Co.	146,269
3,418	Mondelez International, Inc., Class A	173,805
		320,074

	Health Care Equipment & Supplies — 2.1%
2,136	Abbott Laboratories	162,614
1,292	Danaher Corp.	170,557
1,912	Medtronic PLC	177,013
		510,184

	Health Care Providers & Services — 2.0%
3,219	CVS Health Corp.	168,579
3,079	DaVita, Inc. (a)	133,690

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Providers & Services (Continued)
694	UnitedHealth Group, Inc.	$167,809
		470,078

	Hotels, Restaurants & Leisure — 1.5%
902	McDonald’s Corp.	178,840
2,290	Starbucks Corp.	174,177
		353,017

	Household Durables — 1.2%
3,988	Leggett & Platt, Inc.	141,614
11,135	Newell Brands, Inc.	149,432
		291,046

	Household Products — 1.5%
2,514	Colgate-Palmolive Co.	175,025
1,645	Procter & Gamble (The) Co.	169,287
		344,312

	Independent Power and Renewable Electricity Producers — 0.6%
3,983	NRG Energy, Inc.	135,581

	Industrial Conglomerates — 1.9%
799	3M Co.	127,640
16,764	General Electric Co.	158,252
1,058	Honeywell International, Inc.	173,840
		459,732

	Insurance — 3.7%
1,782	Allstate (The) Corp.	170,199
3,864	American International Group, Inc.	197,334
1,784	Assurant, Inc.	178,329
4,531	Brighthouse Financial, Inc. (a)	160,805
3,839	MetLife, Inc.	177,400
		884,067

	Interactive Media & Services — 1.4%
140	Alphabet, Inc., Class A (a)	154,910
974	Facebook, Inc., Class A (a)	172,856
		327,766

	Internet & Direct Marketing Retail — 1.4%
93	Amazon.com, Inc. (a)	165,081
94	Booking Holdings, Inc. (a)	155,685
		320,766

	IT Services — 4.9%
962	Accenture PLC, Class A	171,303
954	Alliance Data Systems Corp.	131,175
1,187	International Business Machines Corp.	150,737
712	Mastercard, Inc., Class A	179,061
1,620	PayPal Holdings, Inc. (a)	177,795
1,074	Visa, Inc., Class A	173,269

EquityCompass Risk Manager ETF (ERM)

Portfolio of Investments (Continued)
May 31, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	IT Services (Continued)
8,895	Western Union (The) Co.	$172,563
		1,155,903

	Leisure Products — 0.5%
12,886	Mattel, Inc. (a)	126,927

	Machinery — 1.9%
1,219	Caterpillar, Inc.	146,048
3,615	Flowserve Corp.	167,917
3,778	Pentair PLC	131,550
		445,515

	Media — 1.5%
494	Charter Communications, Inc., Class A (a)	186,139
4,227	Comcast Corp., Class A	173,307
		359,446

	Multiline Retail — 0.7%
2,144	Target Corp.	172,485

	Multi-Utilities — 0.7%
6,039	NiSource, Inc.	168,186

	Oil, Gas & Consumable Fuels — 3.8%
1,371	Chevron Corp.	156,088
2,577	Cimarex Energy Co.	147,379
2,595	ConocoPhillips	153,001
2,100	Exxon Mobil Corp.	148,617
8,565	Kinder Morgan, Inc.	170,872
2,567	Occidental Petroleum Corp.	127,760
		903,717

	Pharmaceuticals — 5.3%
1,165	Allergan PLC	142,025
3,654	Bristol-Myers Squibb Co.	165,782
1,329	Eli Lilly and Co.	154,084
1,241	Johnson & Johnson	162,757
2,041	Merck & Co., Inc.	161,668
4,821	Nektar Therapeutics (a)	150,994
3,574	Perrigo Co. PLC	150,180
3,972	Pfizer, Inc.	164,917
		1,252,407

	Road & Rail — 0.7%
1,000	Union Pacific Corp.	166,780

	Semiconductors & Semiconductor Equipment — 3.1%
3,052	Intel Corp.	134,410
898	NVIDIA Corp.	121,643
2,264	Qorvo, Inc. (a)	138,512
2,928	QUALCOMM, Inc.	195,649
1,498	Texas Instruments, Inc.	156,256
		746,470

Shares	Description	Value

	Common Stocks (Continued)
	Software — 2.1%
624	Adobe, Inc. (a)	$169,042
1,418	Microsoft Corp.	175,378
3,140	Oracle Corp.	158,884
		503,304

	Specialty Retail — 1.7%
2,736	Foot Locker, Inc.	107,661
859	Home Depot (The), Inc.	163,081
1,520	Lowe’s Cos., Inc.	141,786
		412,528

	Technology Hardware, Storage & Peripherals — 1.3%
871	Apple, Inc.	152,486
5,120	Xerox Corp.	156,723
		309,209

	Textiles, Apparel & Luxury Goods — 1.8%
9,463	Hanesbrands, Inc.	140,525
2,015	NIKE, Inc., Class B	155,437
1,336	Ralph Lauren Corp.	140,454
		436,416

	Tobacco — 1.3%
3,098	Altria Group, Inc.	151,988
1,979	Philip Morris International, Inc.	152,640
		304,628
	Total Common Stocks — 99.6%	23,718,052
	(Cost $25,071,304)

	Money Market Funds — 0.2%
41,161	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 2.27% (b)	41,161
	(Cost $41,161)

	Total Investments — 99.8%	23,759,213
	(Cost $25,112,465) (c)
	Net Other Assets and Liabilities — 0.2%	48,866
	Net Assets — 100.0%	$23,808,079

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of May 31, 2019.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of May 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $543,776 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,897,028. The net unrealized depreciation was $1,353,252.

EquityCompass Risk Manager ETF (ERM)

Portfolio of Investments (Continued)
May 31, 2019 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2019 is as follows (see Valuation Inputs in the Additional Information section):
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$23,718,052	$—	$—
Money Market Funds	41,161	—	—
Total Investments	$23,759,213	$—	$—

* See Portfolio of Investments for industry breakout.

Affiliated Transactions
Amounts relating to investments in affiliated funds at May 31, 2019, and for the fiscal year-to-date period (September 1, 2018 to May 31, 2019) are as follows:
Security Name	Shares at 5/31/2019	Value at 8/31/2018	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 5/31/2019	Dividend Income
First Trust Enhanced Short Maturity ETF	—	$—	$24,650,033	$(24,684,278)	$—	$34,245	$—	$108,731

EquityCompass Tactical Risk Manager ETF (TERM)

Portfolio of Investments
May 31, 2019 (Unaudited)

Lo

Shares	Description	Value

	Common Stocks — 99.6%
	Aerospace & Defense — 3.5%
678	Boeing (The) Co.	$231,612
1,556	General Dynamics Corp.	250,236
876	Lockheed Martin Corp.	296,561
1,453	Raytheon Co.	253,548
1,990	United Technologies Corp.	251,337
		1,283,294

	Air Freight & Logistics — 1.2%
1,414	FedEx Corp.	218,152
2,286	United Parcel Service, Inc., Class B	212,415
		430,567

	Airlines — 0.7%
4,489	Alaska Air Group, Inc.	261,260

	Automobiles — 2.0%
28,604	Ford Motor Co.	272,310
6,805	General Motors Co.	226,879
6,913	Harley-Davidson, Inc.	226,193
		725,382

	Banks — 4.1%
9,086	Bank of America Corp.	241,688
4,034	Citigroup, Inc.	250,713
2,491	JPMorgan Chase & Co.	263,946
15,676	People’s United Financial, Inc.	240,940
5,297	U.S. Bancorp	265,910
5,416	Wells Fargo & Co.	240,308
		1,503,505

	Beverages — 1.5%
5,654	Coca-Cola (The) Co.	277,781
2,151	PepsiCo, Inc.	275,328
		553,109

	Biotechnology — 3.3%
3,155	AbbVie, Inc.	242,020
1,358	Amgen, Inc.	226,378
1,127	Biogen, Inc. (a)	247,140
2,794	Celgene Corp. (a)	262,049
3,943	Gilead Sciences, Inc.	245,452
		1,223,039

	Building Products — 1.2%
4,785	A.O. Smith Corp.	193,793
5,436	Fortune Brands Home & Security, Inc.	261,254
		455,047

	Capital Markets — 3.1%
2,320	Affiliated Managers Group, Inc.	194,463
5,081	Bank of New York Mellon (The) Corp.	216,908
597	BlackRock, Inc.	248,089
1,314	Goldman Sachs Group (The), Inc.	239,792
5,919	Morgan Stanley	240,844
		1,140,096

Shares	Description	Value

	Common Stocks (Continued)
	Chemicals — 1.8%
3,118	Albemarle Corp.	$197,369
6,114	CF Industries Holdings, Inc.	246,027
7,001	DuPont de Nemours, Inc. (a)	213,671
		657,067

	Communications Equipment — 1.3%
4,711	Cisco Systems, Inc.	245,113
9,624	Juniper Networks, Inc.	236,847
		481,960

	Construction & Engineering — 1.2%
6,743	Fluor Corp.	186,916
6,726	Quanta Services, Inc.	233,796
		420,712

	Consumer Finance — 1.5%
2,359	American Express Co.	270,601
3,069	Capital One Financial Corp.	263,535
		534,136

	Containers & Packaging — 2.5%
2,304	Avery Dennison Corp.	239,754
2,548	Packaging Corp. of America	226,976
5,720	Sealed Air Corp.	239,668
6,592	WestRock Co.	214,899
		921,297

	Diversified Consumer Services — 0.8%
10,685	H&R Block, Inc.	280,481

	Diversified Financial Services — 1.3%
1,285	Berkshire Hathaway, Inc., Class B (a)	253,685
13,309	Jefferies Financial Group, Inc.	235,170
		488,855

	Diversified Telecommunication Services — 1.3%
8,213	AT&T, Inc.	251,154
4,447	Verizon Communications, Inc.	241,694
		492,848

	Electric Utilities — 4.3%
5,622	Alliant Energy Corp.	266,820
2,943	Duke Energy Corp.	251,950
5,223	Exelon Corp.	251,122
1,380	NextEra Energy, Inc.	273,530
2,772	Pinnacle West Capital Corp.	260,319
5,083	Southern (The) Co.	271,940
		1,575,681

	Electrical Equipment — 0.6%
3,704	Emerson Electric Co.	223,129

EquityCompass Tactical Risk Manager ETF (TERM)

Portfolio of Investments (Continued)
May 31, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Electronic Equipment, Instruments & Components — 1.2%
5,386	FLIR Systems, Inc.	$260,305
1,562	IPG Photonics Corp. (a)	195,516
		455,821

	Energy Equipment & Services — 1.7%
8,717	Halliburton Co.	185,585
4,660	Helmerich & Payne, Inc.	227,920
5,962	Schlumberger Ltd.	206,822
		620,327

	Entertainment — 1.5%
708	Netflix, Inc. (a)	243,042
2,323	Walt Disney (The) Co.	306,729
		549,771

	Equity Real Estate Investment Trusts — 6.0%
5,133	Apartment Investment & Management Co., Class A	256,393
8,462	Duke Realty Corp.	254,622
1,897	Federal Realty Investment Trust	247,995
7,325	Iron Mountain, Inc.	224,511
14,306	Kimco Realty Corp.	248,924
5,995	Macerich (The) Co.	217,798
3,857	Regency Centers Corp.	254,408
1,428	Simon Property Group, Inc.	231,465
2,863	SL Green Realty Corp.	246,218
		2,182,334

	Food & Staples Retailing — 2.1%
1,079	Costco Wholesale Corp.	258,507
4,757	Walgreens Boots Alliance, Inc.	234,711
2,694	Walmart, Inc.	273,279
		766,497

	Food Products — 1.3%
8,147	Kraft Heinz (The) Co.	225,265
5,258	Mondelez International, Inc., Class A	267,369
		492,634

	Health Care Equipment & Supplies — 2.1%
3,290	Abbott Laboratories	250,468
1,990	Danaher Corp.	262,700
2,937	Medtronic PLC	271,907
		785,075

	Health Care Providers & Services — 2.0%
4,958	CVS Health Corp.	259,650
4,740	DaVita, Inc. (a)	205,811
1,069	UnitedHealth Group, Inc.	258,484
		723,945

Shares	Description	Value

	Common Stocks (Continued)
	Hotels, Restaurants & Leisure — 1.5%
1,386	McDonald’s Corp.	$274,802
3,525	Starbucks Corp.	268,112
		542,914

	Household Durables — 1.2%
6,130	Leggett & Platt, Inc.	217,676
17,092	Newell Brands, Inc.	229,375
		447,051

	Household Products — 1.5%
3,868	Colgate-Palmolive Co.	269,290
2,530	Procter & Gamble (The) Co.	260,362
		529,652

	Independent Power and Renewable Electricity Producers — 0.6%
6,136	NRG Energy, Inc.	208,869

	Industrial Conglomerates — 1.9%
1,229	3M Co.	196,333
25,819	General Electric Co.	243,731
1,626	Honeywell International, Inc.	267,168
		707,232

	Insurance — 3.7%
2,746	Allstate (The) Corp.	262,270
5,949	American International Group, Inc.	303,815
2,745	Assurant, Inc.	274,390
6,999	Brighthouse Financial, Inc. (a)	248,395
5,918	MetLife, Inc.	273,471
		1,362,341

	Interactive Media & Services — 1.4%
216	Alphabet, Inc., Class A (a)	239,004
1,498	Facebook, Inc., Class A (a)	265,850
		504,854

	Internet & Direct Marketing Retail — 1.4%
144	Amazon.com, Inc. (a)	255,610
147	Booking Holdings, Inc. (a)	243,464
		499,074

	IT Services — 4.9%
1,480	Accenture PLC, Class A	263,544
1,475	Alliance Data Systems Corp.	202,812
1,826	International Business Machines Corp.	231,884
1,095	Mastercard, Inc., Class A	275,381
2,488	PayPal Holdings, Inc. (a)	273,058
1,654	Visa, Inc., Class A	266,840
13,694	Western Union (The) Co.	265,664
		1,779,183

	Leisure Products — 0.5%
19,809	Mattel, Inc. (a)	195,119

EquityCompass Tactical Risk Manager ETF (TERM)

Portfolio of Investments (Continued)
May 31, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Machinery — 1.9%
1,870	Caterpillar, Inc.	$224,045
5,574	Flowserve Corp.	258,912
5,813	Pentair PLC	202,409
		685,366

	Media — 1.5%
762	Charter Communications, Inc., Class A (a)	287,122
6,515	Comcast Corp., Class A	267,115
		554,237

	Multiline Retail — 0.7%
3,300	Target Corp.	265,485

	Multi-Utilities — 0.7%
9,292	NiSource, Inc.	258,782

	Oil, Gas & Consumable Fuels — 3.8%
2,106	Chevron Corp.	239,768
3,942	Cimarex Energy Co.	225,443
3,982	ConocoPhillips	234,779
3,234	Exxon Mobil Corp.	228,870
13,174	Kinder Morgan, Inc.	262,821
3,948	Occidental Petroleum Corp.	196,492
		1,388,173

	Pharmaceuticals — 5.3%
1,793	Allergan PLC	218,585
5,621	Bristol-Myers Squibb Co.	255,025
2,046	Eli Lilly and Co.	237,213
1,906	Johnson & Johnson	249,972
3,141	Merck & Co., Inc.	248,798
7,461	Nektar Therapeutics (a)	233,678
5,494	Perrigo Co. PLC	230,858
6,107	Pfizer, Inc.	253,563
		1,927,692

	Road & Rail — 0.7%
1,543	Union Pacific Corp.	257,342

	Semiconductors & Semiconductor Equipment — 3.1%
4,713	Intel Corp.	207,560
1,386	NVIDIA Corp.	187,748
3,489	Qorvo, Inc. (a)	213,457
4,514	QUALCOMM, Inc.	301,625
2,319	Texas Instruments, Inc.	241,895
		1,152,285

	Software — 2.1%
961	Adobe, Inc. (a)	260,335
2,184	Microsoft Corp.	270,117
4,833	Oracle Corp.	244,550
		775,002

Shares	Description	Value

	Common Stocks (Continued)
	Specialty Retail — 1.7%
4,233	Foot Locker, Inc.	$166,569
1,327	Home Depot (The), Inc.	251,931
2,344	Lowe’s Cos., Inc.	218,648
		637,148

	Technology Hardware, Storage & Peripherals — 1.3%
1,342	Apple, Inc.	234,944
7,887	Xerox Corp.	241,421
		476,365

	Textiles, Apparel & Luxury Goods — 1.8%
14,596	Hanesbrands, Inc.	216,751
3,102	NIKE, Inc., Class B	239,288
2,057	Ralph Lauren Corp.	216,252
		672,291

	Tobacco — 1.3%
4,759	Altria Group, Inc.	233,477
3,046	Philip Morris International, Inc.	234,938
		468,415
	Total Common Stocks — 99.6%	36,522,741
	(Cost $39,238,306)

	Money Market Funds — 0.2%
66,413	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 2.27% (b)	66,413
	(Cost $66,413)

	Total Investments — 99.8%	36,589,154
	(Cost $39,304,719) (c)
	Net Other Assets and Liabilities — 0.2%	75,759
	Net Assets — 100.0%	$36,664,913

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of May 31, 2019.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of May 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $441,832 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $3,157,397. The net unrealized depreciation was $2,715,565.

EquityCompass Tactical Risk Manager ETF (TERM)

Portfolio of Investments (Continued)
May 31, 2019 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2019 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$36,522,741	$—	$—
Money Market Funds	66,413	—	—
Total Investments	$36,589,154	$—	$—

* See Portfolio of Investments for industry breakout.

Affiliated Transactions
Amounts relating to investments in affiliated funds at May 31, 2019, and for the fiscal year-to-date period (September 1, 2018 to May 31, 2019) are as follows:
Security Name	Shares at 5/31/2019	Value at 8/31/2018	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 5/31/2019	Dividend Income
First Trust Enhanced Short Maturity ETF	—	$—	$50,982,161	$(50,993,329)	$—	$11,168	$—	$183,670

Additional Information

First Trust Exchange-Traded Fund VIII

May 31, 2019 (Unaudited)

Valuation Inputs

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments
May 31, 2019 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 28.5%

	Collateralized Mortgage Obligations — 1.8%
	Federal Home Loan Mortgage Corporation
$240,682	Series 2017-4656, Class EZ	4.00%	02/15/47	$265,854
	Federal National Mortgage Association
3,220,934	Series 2012-20, Class ZT	3.50%	03/25/42	3,363,013
1,510,971	Series 2018-38, Class PA	3.50%	06/25/47	1,555,034
1,692,712	Series 2018-86, Class JA	4.00%	05/25/47	1,772,223
742,616	Series 2018-94, Class KD	3.50%	12/25/48	765,888
1,011,333	Series 2019-1, Class KP	3.25%	02/25/49	1,034,283
	Government National Mortgage Association
698,301	Series 2018-115, Class DE	3.50%	08/20/48	719,029
625,624	Series 2018-124, Class NW	3.50%	09/20/48	643,407
				10,118,731
	Commercial Mortgage-Backed Securities — 1.5%
	Federal National Mortgage Association
1,245,000	Series 2018-M1, Class A2 (a)	3.09%	12/25/27	1,275,590
	Freddie Mac Multifamily Structured Pass-Through Certificates
137,226	Series 2016-KF16, Class A, 1 Mo. LIBOR + 0.63% (b)	3.11%	03/25/26	137,340
759,163	Series 2017-KJ18, Class A1	2.46%	03/25/22	762,170
1,047,247	Series 2017-Q006, Class APT2 (b)	2.49%	09/25/26	1,095,818
1,250,000	Series 2018-K155, Class A2	3.75%	11/25/32	1,352,191
1,520,000	Series 2018-K157, Class A2 (b)	3.99%	05/25/33	1,682,099
1,000,000	Series 2018-K158, Class A2 (b)	3.90%	12/25/30	1,101,682
695,000	Series 2018-K158, Class A3	3.90%	10/25/33	767,563
				8,174,453
	Pass-through Securities — 25.2%
	Federal Home Loan Mortgage Corporation
259,830	Pool C91981	3.00%	02/01/38	262,420
166,281	Pool G07961	3.50%	03/01/45	171,985
176,799	Pool G08692	3.00%	02/01/46	178,565
104,136	Pool G08721	3.00%	09/01/46	105,139
1,201,577	Pool G08726	3.00%	10/01/46	1,213,022
1,005,718	Pool G08732	3.00%	11/01/46	1,014,001
1,285,973	Pool G08737	3.00%	12/01/46	1,296,497
406,490	Pool G08738	3.50%	12/01/46	416,071
665,597	Pool G08741	3.00%	01/01/47	671,010
427,230	Pool G08747	3.00%	02/01/47	430,595
427,725	Pool G08748	3.50%	02/01/47	437,804
1,383,537	Pool G08750	3.00%	03/01/47	1,394,545
647,447	Pool G08766	3.50%	06/01/47	662,705
1,569,900	Pool G08788	3.50%	11/01/47	1,606,897
3,988,844	Pool G08791	3.00%	12/01/47	4,010,180
1,371,676	Pool G08795	3.00%	01/01/48	1,378,998
725,641	Pool G08800	3.50%	02/01/48	742,442
1,526,632	Pool G08816	3.50%	06/01/48	1,559,726
314,257	Pool G08833	5.00%	07/01/48	331,931
64,000	Pool G08838	5.00%	09/01/48	67,595
1,352,016	Pool G08843	4.50%	10/01/48	1,413,310
287,626	Pool G08844	5.00%	10/01/48	304,026
843,951	Pool G08849	5.00%	11/01/48	892,449

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
May 31, 2019 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

	Pass-through Securities (Continued)
	Federal Home Loan Mortgage Corporation (Continued)
$935,129	Pool G16085	2.50%	02/01/32	$937,339
1,050,449	Pool G16396	3.50%	02/01/33	1,080,579
2,749,132	Pool G16524	3.50%	05/01/33	2,840,631
1,092,280	Pool G16598	2.50%	12/01/31	1,094,591
1,762,062	Pool G18622	2.50%	12/01/31	1,764,469
353,184	Pool G18670	3.00%	12/01/32	358,577
128,936	Pool G18691	3.00%	06/01/33	130,905
491,964	Pool G18713	3.50%	11/01/33	506,075
867,900	Pool G60080	3.50%	06/01/45	898,681
566,222	Pool G60440	3.50%	03/01/46	586,302
1,461,634	Pool G60658	3.50%	07/01/46	1,516,068
903,614	Pool G61556	3.50%	08/01/48	932,137
1,658,117	Pool G67700	3.50%	08/01/46	1,716,559
782,108	Pool G67703	3.50%	04/01/47	809,384
3,794,382	Pool G67706	3.50%	12/01/47	3,926,715
2,962,061	Pool G67707	3.50%	01/01/48	3,075,119
2,908,893	Pool G67708	3.50%	03/01/48	3,000,710
3,445,605	Pool G67709	3.50%	03/01/48	3,557,557
3,375,231	Pool G67710	3.50%	03/01/48	3,478,111
4,993,193	Pool G67714	4.00%	07/01/48	5,262,305
6,979,303	Pool G67717	4.00%	11/01/48	7,347,065
2,206,295	Pool G67718	4.00%	01/01/49	2,312,637
371,845	Pool Q44452	3.00%	11/01/46	375,368
581,260	Pool U90772	3.50%	01/01/43	598,767
1,687,044	Pool WA3208	3.98%	04/01/34	1,819,489
	Federal National Mortgage Association
392,015	Pool 995916	5.01%	06/01/19	391,212
888,038	Pool AM1619	2.34%	12/01/22	893,963
115,321	Pool AM5673	3.65%	04/01/23	121,374
1,600,000	Pool AM6501	3.32%	08/01/26	1,696,757
117,864	Pool AM7122	3.61%	11/01/34	126,895
92,925	Pool AM7817	3.31%	01/01/27	98,334
42,609	Pool AN0550	3.63%	02/01/31	46,053
156,083	Pool AN1151	3.20%	03/01/31	162,764
120,000	Pool AN2786	2.76%	09/01/36	117,361
202,717	Pool AN4665	3.49%	02/01/32	215,756
792,801	Pool AN7227	3.20%	10/01/29	827,918
700,000	Pool AN7274	3.10%	11/01/29	726,502
350,794	Pool AS9334	3.00%	03/01/32	356,077
1,750,000	Pool BL0844	3.87%	02/01/29	1,911,746
2,349,232	Pool BM1903	3.50%	08/01/47	2,429,539
2,540,896	Pool BM3260	3.50%	01/01/48	2,617,130
1,051,273	Pool CA0996	3.50%	01/01/48	1,083,770
2,649,971	Pool CA1187	3.50%	02/01/48	2,709,156
1,779,991	Pool CA1710	4.50%	05/01/48	1,867,137
1,181,672	Pool CA1711	4.50%	05/01/48	1,239,875
786,175	Pool CA2208	4.50%	08/01/48	824,547
1,299,957	Pool CA2327	4.00%	09/01/48	1,367,953

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
May 31, 2019 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

	Pass-through Securities (Continued)
	Federal National Mortgage Association (Continued)
$767,533	Pool MA1146	4.00%	08/01/42	$801,576
330,476	Pool MA2145	4.00%	01/01/45	343,470
51,382	Pool MA2896	3.50%	02/01/47	52,557
185,615	Pool MA3088	4.00%	08/01/47	192,543
695,284	Pool MA3147	3.00%	10/01/47	699,234
2,145,010	Pool MA3210	3.50%	12/01/47	2,194,079
267,268	Pool MA3238	3.50%	01/01/48	273,348
2,047,638	Pool MA3239	4.00%	01/01/48	2,123,815
1,040,911	Pool MA3276	3.50%	02/01/48	1,065,104
717,258	Pool MA3336	3.50%	04/01/38	738,645
606,172	Pool MA3410	3.50%	07/01/33	623,194
1,307,992	Pool MA3537	4.50%	12/01/48	1,367,290
1,075,000	Pool TBA (c)	5.00%	06/15/47	1,134,965
	Government National Mortgage Association
478,610	Pool MA1157	3.50%	07/20/43	493,713
522,246	Pool MA4069	3.50%	11/20/46	537,916
292,874	Pool MA4195	3.00%	01/20/47	297,731
371,019	Pool MA4196	3.50%	01/20/47	382,114
181,956	Pool MA4453	4.50%	05/20/47	190,666
189,885	Pool MA4586	3.50%	07/20/47	195,433
1,290,876	Pool MA4588	4.50%	07/20/47	1,352,635
1,739,335	Pool MA4652	3.50%	08/20/47	1,789,945
1,777,986	Pool MA4719	3.50%	09/20/47	1,829,501
198,760	Pool MA4722	5.00%	09/20/47	209,289
153,807	Pool MA4777	3.00%	10/20/47	156,139
3,743,231	Pool MA4836	3.00%	11/20/47	3,802,341
3,745,024	Pool MA4837	3.50%	11/20/47	3,852,823
1,534,001	Pool MA4838	4.00%	11/20/47	1,591,127
264,065	Pool MA4901	4.00%	12/20/47	273,861
974,687	Pool MA4961	3.00%	01/20/48	989,466
1,585,537	Pool MA4962	3.50%	01/20/48	1,630,929
2,552,658	Pool MA4963	4.00%	01/20/48	2,647,118
1,496,818	Pool MA5078	4.00%	03/20/48	1,551,657
3,148,395	Pool MA5136	3.50%	04/20/48	3,238,512
3,631,761	Pool MA5399	4.50%	08/20/48	3,784,183
1,301,813	Pool MA5466	4.00%	09/20/48	1,348,805
419,530	Pool MA5467	4.50%	09/20/48	437,511
1,441,844	Pool MA5597	5.00%	11/20/48	1,510,789
430,000	Pool TBA (c)	5.00%	06/15/48	449,484
				138,473,380
	Total U.S. Government Agency Mortgage-Backed Securities			156,766,564
	(Cost $153,301,624)

U.S. GOVERNMENT BONDS AND NOTES — 26.1%

5,580,000	U.S. Treasury Bond	3.00%	02/15/49	6,063,346
36,815,000	U.S. Treasury Bond	2.88%	05/15/49	39,054,099
256,889	U.S. Treasury Inflation Indexed Note (d)	0.13%	07/15/24	255,325

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
May 31, 2019 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT BONDS AND NOTES (Continued)

$884,186	U.S. Treasury Inflation Indexed Note (d)	0.38%	07/15/25	$888,950
1,489,694	U.S. Treasury Inflation Indexed Note (d)	0.88%	01/15/29	1,557,408
17,350,000	U.S. Treasury Note	2.25%	04/30/21	17,444,205
27,160,000	U.S. Treasury Note	2.13%	05/31/21	27,255,485
22,475,000	U.S. Treasury Note	2.25%	04/30/24	22,802,907
14,935,000	U.S. Treasury Note	2.00%	05/31/24	14,986,631
11,805,000	U.S. Treasury Note	2.63%	02/15/29	12,302,562
1,020,000	U.S. Treasury Note	2.38%	05/15/29	1,041,177
	Total U.S. Government Bonds and Notes			143,652,095
	(Cost $139,918,991)

CORPORATE BONDS — 20.6%

	Aerospace/Defense — 0.3%
600,000	BAE Systems Holdings, Inc. (e)	6.38%	06/01/19	600,000
405,000	L3 Technologies, Inc.	4.40%	06/15/28	436,047
100,000	Northrop Grumman Corp.	2.93%	01/15/25	100,186
305,000	Northrop Grumman Corp.	3.20%	02/01/27	305,900
				1,442,133

	Agriculture — 0.2%
280,000	BAT Capital Corp.	4.39%	08/15/37	255,537
545,000	BAT Capital Corp.	4.54%	08/15/47	490,499
250,000	Reynolds American, Inc.	4.45%	06/12/25	259,798
				1,005,834

	Airlines — 0.6%
1,127,881	American Airlines Pass-Through Trust, Series 2014-1, Class A	3.70%	10/01/26	1,155,526
128,688	American Airlines Pass-Through Trust, Series 2015-2, Class AA	3.60%	09/22/27	130,715
999,744	Continental Airlines Pass-Through Trust, Series 2007-1, Class A	5.98%	04/19/22	1,053,780
138,383	Delta Air Lines Pass-Through Trust, Series 2002-1, Class G-1	6.72%	01/02/23	147,357
545,237	US Airways Pass-Through Trust, Series 2012-1, Class A	5.90%	10/01/24	595,126
				3,082,504

	Auto Manufacturers — 0.8%
885,000	Ford Motor Credit Co. LLC	2.34%	11/02/20	874,094
285,000	Ford Motor Credit Co. LLC, 3 Mo. LIBOR + 0.88% (b)	3.48%	10/12/21	279,541
300,000	Ford Motor Credit Co. LLC	3.81%	10/12/21	301,550
1,246,000	Ford Motor Credit Co. LLC	5.60%	01/07/22	1,304,131
230,000	Ford Motor Credit Co. LLC	3.34%	03/28/22	228,409
150,000	Ford Motor Credit Co. LLC, 3 Mo. LIBOR + 1.08% (b)	3.66%	08/03/22	146,405
655,000	Ford Motor Credit Co. LLC	4.25%	09/20/22	663,600
750,000	General Motors Financial Co., Inc.	3.15%	01/15/20	751,261
				4,548,991

	Banks — 2.6%
180,000	Bank of America Corp. (f)	3.00%	12/20/23	180,770
1,100,000	Bank of America Corp. (f)	3.42%	12/20/28	1,099,041
850,000	Bank of America Corp., Global Medium-Term Note (f)	3.59%	07/21/28	859,003
75,000	Bank of America Corp., Medium-Term Note (f)	3.09%	10/01/25	75,038
210,000	Bank of America Corp., Medium-Term Note (f)	4.27%	07/23/29	222,331
300,000	Bank of New York Mellon (The) Corp., Medium-Term Note (f)	2.66%	05/16/23	300,808

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
May 31, 2019 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS (Continued)

	Banks (Continued)
$1,000,000	Citigroup, Inc. (f)	3.14%	01/24/23	$1,007,280
600,000	Citigroup, Inc. (f)	3.52%	10/27/28	600,332
1,000,000	Goldman Sachs Group, (The), Inc. (f)	2.88%	10/31/22	999,167
75,000	Goldman Sachs Group, (The), Inc. (f)	3.27%	09/29/25	74,990
550,000	Goldman Sachs Group, (The), Inc. (f)	3.69%	06/05/28	553,369
695,000	Goldman Sachs Group, (The), Inc. (f)	3.81%	04/23/29	702,475
1,890,000	JPMorgan Chase & Co. (f)	4.02%	12/05/24	1,981,496
500,000	JPMorgan Chase & Co.	3.90%	07/15/25	524,731
365,000	JPMorgan Chase & Co. (f)	3.54%	05/01/28	370,229
425,000	Morgan Stanley, Global Medium-Term Note (f)	4.43%	01/23/30	456,587
400,000	PNC Bank N.A.	3.80%	07/25/23	416,590
690,000	PNC Bank N.A., Bank Note	2.50%	01/22/21	689,954
1,480,000	Wells Fargo & Co.	3.07%	01/24/23	1,490,831
1,000,000	Wells Fargo & Co.	3.00%	04/22/26	990,785
250,000	Wells Fargo & Co.	3.00%	10/23/26	247,286
350,000	Wells Fargo & Co., Medium-Term Note (f)	3.58%	05/22/28	355,631
				14,198,724

	Beverages — 0.2%
200,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.	4.90%	02/01/46	207,282
635,000	Anheuser-Busch InBev Worldwide, Inc.	4.75%	01/23/29	690,510
200,000	Anheuser-Busch InBev Worldwide, Inc.	4.44%	10/06/48	195,807
				1,093,599

	Biotechnology — 0.5%
727,000	Amgen, Inc.	4.40%	05/01/45	728,108
120,000	Baxalta, Inc.	4.00%	06/23/25	125,989
370,000	Celgene Corp.	2.75%	02/15/23	371,102
250,000	Celgene Corp.	3.88%	08/15/25	262,827
400,000	Celgene Corp.	4.63%	05/15/44	438,216
200,000	Celgene Corp.	5.00%	08/15/45	232,961
175,000	Gilead Sciences, Inc.	3.65%	03/01/26	181,585
380,000	Gilead Sciences, Inc.	4.15%	03/01/47	377,304
				2,718,092

	Chemicals — 0.1%
745,000	International Flavors & Fragrances, Inc.	5.00%	09/26/48	797,072

	Commercial Services — 0.1%
10,000	Gartner, Inc. (e)	5.13%	04/01/25	10,100
240,000	Matthews International Corp. (e)	5.25%	12/01/25	230,400
50,000	Service Corp. International	4.50%	11/15/20	50,188
				290,688

	Diversified Financial Services — 0.3%
485,000	Air Lease Corp.	3.50%	01/15/22	492,408
670,000	Air Lease Corp.	3.25%	03/01/25	659,063
450,000	Raymond James Financial, Inc.	4.95%	07/15/46	494,571
				1,646,042

	Electric — 2.2%
200,000	Ameren Illinois Co.	3.70%	12/01/47	202,746

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
May 31, 2019 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS (Continued)

	Electric (Continued)
$750,000	Cleco Power LLC	6.00%	12/01/40	$911,340
500,000	Consolidated Edison Co. of New York, Inc.	4.50%	05/15/58	541,413
155,000	Duke Energy Carolinas LLC	3.70%	12/01/47	155,209
700,000	Duke Energy Progress LLC	3.25%	08/15/25	720,062
750,000	Duquesne Light Holdings, Inc. (e)	6.40%	09/15/20	782,582
750,000	Entergy Texas, Inc.	3.45%	12/01/27	753,183
1,250,000	Interstate Power & Light Co.	3.25%	12/01/24	1,282,026
1,000,000	Kansas City Power & Light Co.	3.65%	08/15/25	1,048,244
400,000	LG&E & KU Energy LLC	3.75%	11/15/20	405,406
830,000	Metropolitan Edison Co. (e)	4.00%	04/15/25	858,299
900,000	NextEra Energy Capital Holdings, Inc., 3 Mo. LIBOR + 0.55% (b)	3.07%	08/28/21	898,640
1,150,000	PNM Resources, Inc.	3.25%	03/09/21	1,156,934
300,000	Southwestern Electric Power Co.	3.55%	02/15/22	306,376
700,000	Trans-Allegheny Interstate Line Co. (e)	3.85%	06/01/25	732,623
750,000	Tucson Electric Power Co.	5.15%	11/15/21	786,086
355,000	Virginia Electric & Power Co.	4.60%	12/01/48	401,092
				11,942,261

	Entertainment — 0.0%
100,000	Churchill Downs, Inc. (e)	4.75%	01/15/28	96,500

	Environmental Control — 0.0%
150,000	Republic Services, Inc.	2.90%	07/01/26	148,292

	Food — 0.6%
29,000	B&G Foods, Inc.	4.63%	06/01/21	29,036
1,000,000	Campbell Soup Co., 3 Mo. LIBOR + 0.63% (b)	3.24%	03/15/21	998,048
80,000	Chobani LLC / Chobani Finance Corp., Inc. (e)	7.50%	04/15/25	73,200
804,000	Conagra Brands, Inc.	3.80%	10/22/21	821,898
650,000	Kraft Heinz Foods Co.	4.63%	01/30/29	682,598
175,000	Kraft Heinz Foods Co.	4.38%	06/01/46	153,858
227,000	Kroger (The) Co.	5.40%	01/15/49	242,197
20,000	Lamb Weston Holdings, Inc. (e)	4.63%	11/01/24	20,019
22,000	Post Holdings, Inc. (e)	5.75%	03/01/27	22,220
25,000	Post Holdings, Inc. (e)	5.63%	01/15/28	24,844
450,000	Tyson Foods, Inc.	4.35%	03/01/29	477,224
				3,545,142

	Gas — 0.2%
500,000	Southern Co. Gas Capital Corp.	2.45%	10/01/23	493,434
400,000	Southern Co. Gas Capital Corp.	5.88%	03/15/41	485,028
200,000	Spire, Inc.	3.54%	02/27/24	201,122
				1,179,584

	Healthcare-Products — 0.4%
300,000	Becton Dickinson and Co.	3.25%	11/12/20	302,140
1,000,000	Becton Dickinson and Co.	2.89%	06/06/22	1,004,514
300,000	Boston Scientific Corp.	3.45%	03/01/24	308,422
180,000	Teleflex, Inc.	4.63%	11/15/27	178,515
525,000	Zimmer Biomet Holdings, Inc.	2.70%	04/01/20	524,393
				2,317,984

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
May 31, 2019 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS (Continued)

	Healthcare-Services — 0.9%
$150,000	Anthem, Inc.	3.30%	01/15/23	$152,343
120,000	Anthem, Inc.	3.65%	12/01/27	121,091
275,000	Centene Corp.	5.63%	02/15/21	278,438
51,000	CHS/Community Health Systems, Inc. (e)	8.63%	01/15/24	51,128
100,000	CHS/Community Health Systems, Inc. (e)	8.00%	03/15/26	96,050
75,000	Cigna Holding Co.	3.05%	10/15/27	72,601
700,000	Fresenius Medical Care US Finance II, Inc. (e)	5.63%	07/31/19	702,380
126,000	HCA, Inc.	6.50%	02/15/20	129,007
128,000	HCA, Inc.	4.75%	05/01/23	134,890
500,000	HCA, Inc.	5.00%	03/15/24	531,714
350,000	HCA, Inc.	5.88%	02/01/29	371,875
500,000	Humana, Inc.	3.15%	12/01/22	505,311
360,000	Humana, Inc.	2.90%	12/15/22	360,717
450,000	Kaiser Foundation Hospitals	3.50%	04/01/22	465,093
200,000	New York and Presbyterian (The) Hospital	3.56%	08/01/36	202,270
10,000	Tenet Healthcare Corp.	4.75%	06/01/20	10,100
500,000	Tenet Healthcare Corp.	6.00%	10/01/20	515,525
101,000	Tenet Healthcare Corp.	4.63%	07/15/24	100,641
200,000	WellCare Health Plans, Inc. (e)	5.38%	08/15/26	205,440
				5,006,614

	Household Products/Wares — 0.1%
221,000	Central Garden & Pet Co.	5.13%	02/01/28	212,713
245,000	Spectrum Brands, Inc.	5.75%	07/15/25	249,887
				462,600

	Insurance — 0.5%
800,000	Berkshire Hathaway Finance Corp.	4.20%	08/15/48	855,273
700,000	Farmers Exchange Capital III (e) (f)	5.45%	10/15/54	717,497
400,000	Nationwide Mutual Insurance Co., 3 Mo. LIBOR + 2.29% (b) (e)	4.90%	12/15/24	399,099
620,000	Pricoa Global Funding I (e)	3.45%	09/01/23	641,127
240,000	Teachers Insurance & Annuity Association of America (e) (f)	4.38%	09/15/54	251,717
				2,864,713

	Media — 0.9%
65,000	Cable One, Inc. (e)	5.75%	06/15/22	66,105
300,000	CBS Corp.	2.50%	02/15/23	296,441
200,000	CBS Corp.	3.70%	06/01/28	198,624
725,000	Charter Communications Operating LLC / Charter Communications Operating Capital	4.91%	07/23/25	765,777
300,000	Comcast Corp.	4.65%	07/15/42	325,962
100,000	Comcast Corp.	3.97%	11/01/47	99,082
805,000	Comcast Corp.	4.70%	10/15/48	896,222
200,000	CSC Holdings LLC (e)	5.38%	02/01/28	201,000
200,000	CSC Holdings LLC (e)	6.50%	02/01/29	211,815
280,000	Fox Corp. (e)	4.71%	01/25/29	306,031
150,000	Time Warner Cable LLC	5.88%	11/15/40	155,316
700,000	Time Warner Cable LLC	5.50%	09/01/41	701,069
500,000	Viacom, Inc.	3.88%	04/01/24	515,720
				4,739,164

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
May 31, 2019 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS (Continued)

	Miscellaneous Manufacturing — 0.5%
$460,000	General Electric Co., Global Medium-Term Note	4.63%	01/07/21	$471,410
470,000	General Electric Co., Medium-Term Note	4.65%	10/17/21	488,461
535,000	General Electric Co., Medium-Term Note	5.55%	01/05/26	591,385
820,000	General Electric Co., Medium-Term Note	6.75%	03/15/32	985,502
				2,536,758

	Oil & Gas — 0.2%
48,000	Antero Resources Corp.	5.13%	12/01/22	47,580
465,000	Antero Resources Corp.	5.00%	03/01/25	443,494
120,000	CrownRock L.P. / CrownRock Finance, Inc. (e)	5.63%	10/15/25	115,350
33,000	Endeavor Energy Resources L.P. / EER Finance, Inc. (e)	5.75%	01/30/28	34,361
7,000	Gulfport Energy Corp.	6.38%	05/15/25	5,845
400,000	Hess Corp.	5.60%	02/15/41	404,903
110,000	Matador Resources Co.	5.88%	09/15/26	109,450
60,000	Parsley Energy LLC / Parsley Finance Corp. (e)	5.25%	08/15/25	59,100
30,000	Parsley Energy LLC / Parsley Finance Corp. (e)	5.63%	10/15/27	29,776
				1,249,859

	Oil & Gas Services — 0.0%
125,000	USA Compression Partners L.P. / USA Compression Finance Corp.	6.88%	04/01/26	128,750

	Packaging & Containers — 0.6%
650,000	Amcor Finance USA, Inc. (e)	4.50%	05/15/28	684,815
500,000	Bemis Co., Inc.	6.80%	08/01/19	503,119
76,000	Berry Global, Inc. (e)	4.50%	02/15/26	72,025
50,000	Crown Americas LLC / Crown Americas Capital Corp. V	4.25%	09/30/26	48,563
50,000	Graphic Packaging International LLC	4.88%	11/15/22	51,125
600,000	Packaging Corp. of America	2.45%	12/15/20	598,225
145,366	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu	5.75%	10/15/20	145,773
300,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 3 Mo. LIBOR + 3.50% (b) (e)	6.10%	07/15/21	301,875
400,000	WestRock MWV LLC	7.38%	09/01/19	404,303
355,000	WRKCo, Inc.	4.90%	03/15/29	385,008
				3,194,831

	Pharmaceuticals — 1.3%
400,000	AbbVie, Inc.	4.40%	11/06/42	380,055
450,000	AbbVie, Inc.	4.88%	11/14/48	452,916
200,000	Bayer US Finance II LLC (e)	2.13%	07/15/19	199,815
540,000	Bayer US Finance II LLC (e)	4.38%	12/15/28	548,112
460,000	Bayer US Finance LLC (e)	3.38%	10/08/24	454,165
610,000	Bristol-Myers Squibb Co. (e)	3.40%	07/26/29	625,077
610,000	Bristol-Myers Squibb Co. (e)	4.13%	06/15/39	637,454
600,000	Cigna Corp. (e)	4.38%	10/15/28	629,430
600,000	Cigna Corp. (e)	4.90%	12/15/48	613,959
500,000	CVS Health Corp.	2.25%	08/12/19	499,498
150,000	CVS Health Corp.	3.88%	07/20/25	153,809
400,000	CVS Health Corp.	4.30%	03/25/28	412,322
710,000	CVS Health Corp.	5.05%	03/25/48	723,307

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
May 31, 2019 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS (Continued)

	Pharmaceuticals (Continued)
$535,000	Elanco Animal Health, Inc. (e)	4.27%	08/28/23	$561,760
75,000	Johnson & Johnson	3.63%	03/03/37	77,883
				6,969,562

	Pipelines — 1.7%
300,000	Enbridge Energy Partners L.P.	5.50%	09/15/40	349,519
145,000	Energy Transfer Operating L.P.	5.20%	02/01/22	152,465
400,000	Energy Transfer Operating L.P.	4.05%	03/15/25	408,709
198,000	Energy Transfer Operating L.P.	5.50%	06/01/27	214,506
260,000	Energy Transfer Operating L.P.	5.15%	03/15/45	251,812
405,000	EQM Midstream Partners L.P.	5.50%	07/15/28	417,184
650,000	Kinder Morgan, Inc.	5.30%	12/01/34	708,547
55,000	NGPL PipeCo LLC (e)	4.38%	08/15/22	55,877
282,030	Pipeline Funding Co. LLC (e)	7.50%	01/15/30	343,164
150,000	Plains All American Pipeline L.P. / PAA Finance Corp.	2.85%	01/31/23	148,262
200,000	Plains All American Pipeline L.P. / PAA Finance Corp.	3.85%	10/15/23	204,920
50,000	Plains All American Pipeline L.P. / PAA Finance Corp.	4.65%	10/15/25	52,789
244,000	Rockies Express Pipeline LLC (e)	5.63%	04/15/20	248,873
400,000	Rockies Express Pipeline LLC (e)	6.88%	04/15/40	433,220
451,455	Ruby Pipeline LLC (e)	6.00%	04/01/22	459,066
325,000	Sabine Pass Liquefaction LLC	5.63%	03/01/25	355,824
1,200,000	Spectra Energy Partners L.P.	4.60%	06/15/21	1,237,419
1,126,000	Sunoco Logistics Partners Operations L.P.	5.40%	10/01/47	1,131,098
145,000	TC PipeLines L.P.	4.65%	06/15/21	149,108
1,250,000	TC PipeLines L.P.	3.90%	05/25/27	1,254,122
400,000	Williams Cos (The), Inc.	4.50%	11/15/23	421,992
600,000	Williams Cos (The), Inc.	4.55%	06/24/24	636,698
				9,635,174

	Real Estate Investment Trusts — 3.1%
250,000	Alexandria Real Estate Equities, Inc.	4.30%	01/15/26	265,291
112,000	American Campus Communities Operating Partnership L.P.	3.35%	10/01/20	112,894
800,000	American Campus Communities Operating Partnership L.P.	4.13%	07/01/24	835,138
250,000	American Campus Communities Operating Partnership L.P.	3.63%	11/15/27	249,984
215,000	American Tower Corp.	3.00%	06/15/23	215,920
785,000	Boston Properties L.P.	3.20%	01/15/25	793,841
175,000	Boston Properties L.P.	2.75%	10/01/26	168,236
625,000	CC Holdings GS V LLC / Crown Castle GS III Corp.	3.85%	04/15/23	642,869
750,000	CubeSmart L.P.	4.38%	02/15/29	784,998
500,000	Digital Realty Trust L.P.	3.63%	10/01/22	512,411
500,000	GLP Capital L.P. / GLP Financing II, Inc.	4.88%	11/01/20	509,800
500,000	GLP Capital L.P. / GLP Financing II, Inc.	5.25%	06/01/25	529,224
140,000	GLP Capital L.P. / GLP Financing II, Inc.	5.38%	04/15/26	148,358
300,000	GLP Capital L.P. / GLP Financing II, Inc.	5.30%	01/15/29	320,340
850,000	HCP, Inc.	4.25%	11/15/23	894,337
475,000	HCP, Inc.	3.88%	08/15/24	493,108
1,175,000	Healthcare Realty Trust, Inc.	3.75%	04/15/23	1,196,202
1,000,000	Hudson Pacific Properties L.P.	4.65%	04/01/29	1,054,294

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
May 31, 2019 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS (Continued)

	Real Estate Investment Trusts (Continued)
$1,000,000	Kilroy Realty L.P.	3.45%	12/15/24	$1,019,275
750,000	Liberty Property L.P.	4.38%	02/01/29	796,455
200,000	Life Storage L.P.	3.88%	12/15/27	200,782
40,000	MGM Growth Properties Operating Partnership L.P. / MGP Finance Co.-Issuer, Inc.	5.63%	05/01/24	41,450
80,000	MGM Growth Properties Operating Partnership L.P. / MGP Finance Co.-Issuer, Inc.	4.50%	01/15/28	75,800
750,000	National Retail Properties, Inc.	3.80%	10/15/22	774,288
350,000	Piedmont Operating Partnership L.P.	3.40%	06/01/23	348,414
22,000	SBA Communications Corp.	4.88%	09/01/24	21,870
300,000	SL Green Operating Partnership L.P.	3.25%	10/15/22	300,475
550,000	SL Green Realty Corp.	4.50%	12/01/22	574,473
750,000	UDR, Inc., Medium-Term Note, Series 0001	4.63%	01/10/22	782,658
400,000	Ventas Realty L.P.	3.85%	04/01/27	409,762
550,000	WEA Finance LLC (e)	3.15%	04/05/22	556,786
650,000	Welltower, Inc.	5.25%	01/15/22	689,811
75,000	Welltower, Inc.	4.50%	01/15/24	79,963
500,000	Welltower, Inc.	4.00%	06/01/25	523,528
				16,923,035

	Retail — 0.2%
466,000	Rite Aid Corp. (e)	6.13%	04/01/23	383,868
500,000	Walgreens Boots Alliance, Inc.	3.30%	11/18/21	507,166
150,000	Walgreens Boots Alliance, Inc.	3.80%	11/18/24	153,738
				1,044,772

	Semiconductors — 0.1%
750,000	Broadcom Corp. / Broadcom Cayman Finance Ltd.	2.38%	01/15/20	748,072

	Software — 0.1%
266,000	Change Healthcare Holdings LLC / Change Healthcare Finance, Inc. (e)	5.75%	03/01/25	257,688
300,000	SS&C Technologies, Inc. (e)	5.50%	09/30/27	302,821
				560,509

	Telecommunications — 1.3%
200,000	AT&T, Inc.	4.30%	02/15/30	206,930
322,000	AT&T, Inc.	4.80%	06/15/44	322,557
1,400,000	AT&T, Inc.	4.35%	06/15/45	1,333,960
500,000	AT&T, Inc.	5.15%	11/15/46	522,022
215,000	Level 3 Financing, Inc.	5.38%	01/15/24	216,075
145,000	Level 3 Financing, Inc.	5.25%	03/15/26	144,957
185,000	Qwest Corp.	7.25%	09/15/25	201,687
700,000	SES GLOBAL Americas Holdings G.P. (e)	5.30%	03/25/44	670,759
160,000	Sprint Capital Corp.	8.75%	03/15/32	184,000
171,000	Sprint Communications, Inc. (e)	7.00%	03/01/20	175,489
63,000	Sprint Corp.	7.63%	03/01/26	66,906
693,750	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC (e)	3.36%	09/20/21	693,750
1,335,000	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC (e)	4.74%	03/20/25	1,365,038
1,190,000	Verizon Communications, Inc. (e)	4.02%	12/03/29	1,257,973
				7,362,103

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
May 31, 2019 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS (Continued)

	Transportation — 0.0%
$270,000	Union Pacific Corp.	3.95%	09/10/28	$287,842
	Total Corporate Bonds			113,767,800
	(Cost $110,611,263)

ASSET-BACKED SECURITIES — 9.6%

	Argent Securities, Inc.
255,000	Series 2005-W2, Class M1, 1 Mo. LIBOR + 0.49% (b)	2.92%	10/25/35	255,929
	Asset Backed Funding Certificates Trust
152,731	Series 2006-OPT1, Class A2, 1 Mo. LIBOR + 0.14% (b)	2.57%	09/25/36	150,258
	Barings CLO Ltd.
400,000	Series 2013-IA, Class AR, 3 Mo. LIBOR + 0.80% (b) (e)	3.39%	01/20/28	398,263
	BlueMountain CLO Ltd.
550,000	Series 2013-2A, Class A1R, 3 Mo. LIBOR + 1.18% (b) (e)	3.77%	10/22/30	550,722
	Brazos Higher Education Authority, Inc.
270,000	Series 2011-1, Class A3, 3 Mo. LIBOR + 1.05% (b)	3.57%	11/25/33	271,231
300,000	Series 2011-2, Class A3, 3 Mo. LIBOR + 1.00% (b)	3.58%	10/27/36	302,985
	Carrington Mortgage Loan Trust
1,470,000	Series 2006-OPT1, Class M1, 1 Mo. LIBOR + 0.35% (b)	2.78%	02/25/36	1,473,566
	Citigroup Mortgage Loan Trust
31,411	Series 2006-HE1, Class M2, 1 Mo. LIBOR + 0.51% (b)	2.94%	01/25/36	31,502
1,600,000	Series 2006-HE2, Class M1, 1 Mo. LIBOR + 0.29% (b)	2.72%	08/25/36	1,576,757
	Dryden CLO Ltd.
700,000	Series 2018-71A, Class A, 3 Mo. LIBOR + 1.15% (b) (e)	3.84%	01/15/29	703,352
	Dryden Senior Loan Fund
900,000	Series 2013-26A, Class AR, 3 Mo. LIBOR + 0.90% (b) (e)	3.50%	04/15/29	893,986
572,000	Series 2013-28A, Class A1LR, 3 Mo. LIBOR + 1.20% (b) (e)	3.72%	08/15/30	572,172
	EFS Volunteer No 3 LLC
189,934	Series 2012-1, Class A3, 1 Mo. LIBOR + 1.00% (b) (e)	3.43%	04/25/33	190,072
	First Franklin Mortgage Loan Trust
294,259	Series 2006-FF13, Class A2C, 1 Mo. LIBOR + 0.16% (b)	2.59%	10/25/36	234,291
	GE-WMC Mortgage Securities LLC
1,201,026	Series 2005-1, Class M1, 1 Mo. LIBOR + 0.66% (b)	3.09%	10/25/35	1,200,134
	GSAA Home Equity Trust
1,700,000	Series 2005-6, Class M1, 1 Mo. LIBOR + 0.43% (b)	2.86%	06/25/35	1,730,803
104,139	Series 2005-11, Class 3A1, 1 Mo. LIBOR + 0.27% (b)	2.70%	10/25/35	104,317
	JP Morgan Mortgage Acquisition Trust
257,205	Series 2006-ACC1, Class M1, 1 Mo. LIBOR + 0.27% (b)	2.70%	05/25/36	255,549
2,824,075	Series 2006-WF1, Class A6	6.00%	07/25/36	1,377,414
405,000	Series 2007-CH2, Class MV1, 1 Mo. LIBOR + 0.28% (b)	2.71%	01/25/37	396,101
	Legacy Mortgage Asset Trust
2,500,000	Series 2019-GS4, Class A1 (b) (e) (g)	3.44%	05/25/59	2,499,985
	Long Beach Mortgage Loan Trust
1,019,539	Series 2006-1, Class 1A, 1 Mo. LIBOR + 0.22% (b)	2.65%	02/25/36	999,941
	Magnetite CLO Ltd.
800,000	Series 2019-21A, Class A, 3 Mo. LIBOR + 1.28% (b) (e)	3.91%	04/20/30	800,820
	Merrill Lynch First Franklin Mortgage Loan Trust
410,232	Series 2007-3, Class A2B, 1 Mo. LIBOR + 0.13% (b)	2.56%	06/25/37	320,511

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
May 31, 2019 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

ASSET-BACKED SECURITIES (Continued)

	Mid-State Trust
$226,669	Series 2003-11, Class A1	4.86%	07/15/38	$242,724
	Morgan Stanley ABS Capital I, Inc. Trust
1,000,000	Series 2006-NC1, Class M1, 1 Mo. LIBOR + 0.38% (b)	2.81%	12/25/35	998,035
	Navient Student Loan Trust
337,711	Series 2014-1, Class A3, 1 Mo. LIBOR + 0.51% (b)	2.94%	06/25/31	333,374
265,101	Series 2014-3, Class A, 1 Mo. LIBOR + 0.62% (b)	3.05%	03/25/83	261,023
84,837	Series 2014-5, Class A, 1 Mo. LIBOR + 0.62% (b)	3.05%	03/25/83	83,669
150,000	Series 2014-8, Class A3, 1 Mo. LIBOR + 0.60% (b)	3.03%	05/27/49	148,936
221,002	Series 2015-1, Class A2, 1 Mo. LIBOR + 0.60% (b)	3.03%	04/25/40	219,297
1,750,000	Series 2016-2A, Class A3, 1 Mo. LIBOR + 1.50% (b) (e)	3.93%	06/25/65	1,798,124
300,000	Series 2017-3A, Class A3, 1 Mo. LIBOR + 1.05% (b) (e)	3.48%	07/26/66	301,508
736,543	Series 2017-5A, Class A, 1 Mo. LIBOR + 0.80% (b) (e)	3.23%	07/26/66	733,600
	Nelnet Student Loan Trust
1,622,447	Series 2008-3, Class A4, 3 Mo. LIBOR + 1.65% (b)	4.17%	11/25/24	1,625,103
	New Century Home Equity Loan Trust
2,600,000	Series 2005-4, Class M3, 1 Mo. LIBOR + 0.55% (b)	2.98%	09/25/35	2,603,815
	Palmer Square Loan Funding Ltd.
300,000	Series 2019-1A, Class A1, 3 Mo. LIBOR + 1.05% (b) (e)	3.75%	04/20/27	299,992
	Residential Asset Mortgage Products, Inc.
340,000	Series 2006-RZ1, Class M2, 1 Mo. LIBOR + 0.42% (b)	2.85%	03/25/36	341,307
2,000,000	Series 2006-RZ1, Class M3, 1 Mo. LIBOR + 0.45% (b)	2.88%	03/25/36	2,005,467
	Residential Asset Securities Corp.
260,000	Series 2006-EMX3, Class A3, 1 Mo. LIBOR + 0.28% (b)	2.71%	04/25/36	253,720
1,445,000	Series 2006-KS3, Class M1, 1 Mo. LIBOR + 0.33% (b)	2.76%	04/25/36	1,444,697
77,307	Series 2006-KS4, Class A4, 1 Mo. LIBOR + 0.24% (b)	2.67%	06/25/36	77,374
	Saxon Asset Securities Trust
808,493	Series 2007-2, Class A2C, 1 Mo. LIBOR + 0.24% (b)	2.67%	05/25/47	680,462
	Securitized Asset-Backed Receivables LLC Trust
260,000	Series 2006-OP1, Class M2, 1 Mo. LIBOR + 0.39% (b)	2.82%	10/25/35	259,616
	SLC Student Loan Trust
400,000	Series 2005-2, Class A4, 3 Mo. LIBOR + 0.16% (b)	2.77%	12/15/39	387,707
1,770,000	Series 2006-1, Class A6, 3 Mo. LIBOR + 0.16% (b)	2.77%	03/15/55	1,688,481
130,000	Series 2006-2, Class A6, 3 Mo. LIBOR + 0.16% (b)	2.77%	09/15/39	125,998
2,410,548	Series 2008-1, Class A4A, 3 Mo. LIBOR + 1.60% (b)	4.21%	12/15/32	2,462,987
	SLM Student Loan Trust
217,783	Series 2003-10A, Class A3, 3 Mo. LIBOR + 0.47% (b) (e)	3.08%	12/15/27	218,140
250,000	Series 2005-5, Class A5, 3 Mo. LIBOR + 0.75% (b)	3.33%	10/25/40	249,366
679,889	Series 2005-9, Class A7A, 3 Mo. LIBOR + 0.60% (b)	3.18%	01/25/41	674,745
230,091	Series 2006-2, Class A6, 3 Mo. LIBOR + 0.17% (b)	2.75%	01/25/41	222,511
600,000	Series 2006-8, Class A6, 3 Mo. LIBOR + 0.16% (b)	2.74%	01/25/41	572,329
112,001	Series 2007-6, Class A4, 3 Mo. LIBOR + 0.38% (b)	2.96%	10/25/24	112,057
80,000	Series 2007-7, Class B, 3 Mo. LIBOR + 0.75% (b)	3.33%	10/27/70	74,349
1,046,984	Series 2008-1, Class A4, 3 Mo. LIBOR + 0.65% (b)	3.23%	01/25/22	1,033,666
717,574	Series 2008-2, Class A3, 3 Mo. LIBOR + 0.75% (b)	3.33%	04/25/23	707,836
130,000	Series 2008-2, Class B, 3 Mo. LIBOR + 1.20% (b)	3.78%	01/25/83	124,382
700,000	Series 2008-3, Class B, 3 Mo. LIBOR + 1.20% (b)	3.78%	04/26/83	666,840
304,157	Series 2008-6, Class A4, 3 Mo. LIBOR + 1.10% (b)	3.68%	07/25/23	302,416
320,000	Series 2008-7, Class B, 3 Mo. LIBOR + 1.85% (b)	4.43%	07/26/83	320,243
345,000	Series 2011-1, Class A2, 1 Mo. LIBOR + 1.15% (b)	3.58%	10/25/34	348,346
850,000	Series 2011-2, Class A2, 1 Mo. LIBOR + 1.20% (b)	3.63%	10/25/34	864,304

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
May 31, 2019 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

ASSET-BACKED SECURITIES (Continued)

	SLM Student Loan Trust (Continued)
$868,956	Series 2012-2, Class A, 1 Mo. LIBOR + 0.70% (b)	3.13%	01/25/29	$856,593
864,820	Series 2012-3, Class A, 1 Mo. LIBOR + 0.65% (b)	3.08%	12/27/38	861,168
330,133	Series 2012-6, Class A3, 1 Mo. LIBOR + 0.75% (b)	3.18%	05/26/26	327,718
103,670	Series 2012-7, Class A3, 1 Mo. LIBOR + 0.65% (b)	3.08%	05/26/26	101,699
555,000	Series 2012-7, Class B, 1 Mo. LIBOR + 1.80% (b)	4.23%	09/25/43	551,600
164,736	Series 2013-2, Class A, 1 Mo. LIBOR + 0.45% (b)	2.88%	09/25/43	163,607
	Soundview Home Loan Trust
131,228	Series 2006-2, Class M1, 1 Mo. LIBOR + 0.33% (b)	2.76%	03/25/36	131,628
	Structured Asset Investment Loan Trust
1,135,360	Series 2004-6, Class A3, 1 Mo. LIBOR + 0.80% (b)	3.23%	07/25/34	1,127,044
392,278	Series 2005-2, Class M2, 1 Mo. LIBOR + 0.74% (b)	3.16%	03/25/35	393,775
	Structured Asset Securities Corp. Mortgage Loan Trust
1,350,000	Series 2005-NC2, Class M5, 1 Mo. LIBOR + 0.62% (b)	3.05%	05/25/35	1,347,834
	TCI-Flatiron CLO Ltd.
700,000	Series 2016-1A, Class AR, 3 Mo. LIBOR + 1.22% (b) (e)	3.81%	07/17/28	701,513
	Towd Point Mortgage Trust
867,356	Series 2015-2, Class 1A13 (e)	2.50%	11/25/60	860,946
	Treman Park CLO Ltd.
850,000	Series 2015-1A, Class ARR, 3 Mo. LIBOR + 1.07% (b) (e)	3.66%	10/20/28	852,158
	Voya CLO Ltd.
287,669	Series 2014-3A, Class A1R, 3 Mo. LIBOR + 0.72% (b) (e)	3.30%	07/25/26	287,148
	Wachovia Student Loan Trust
1,230,000	Series 2006-1, Class A6, 3 Mo. LIBOR + 0.17% (b) (e)	2.75%	04/25/40	1,195,977
	Total Asset-Backed Securities			52,919,615
	(Cost $52,867,235)

MORTGAGE-BACKED SECURITIES — 6.0%

	Collateralized Mortgage Obligations — 5.0%
	Alternative Loan Trust
1,225,852	Series 2005-56, Class 1A1, 1 Mo. LIBOR + 0.73% (b)	3.16%	11/25/35	1,254,449
	Banc of America Funding Trust
715,000	Series 2014-R6, Class 2A13 (e) (h)	2.74%	07/26/36	695,194
	BCAP LLC Trust
838,580	Series 2015-RR5, Class 1A3 (e) (h)	1.45%	08/26/36	827,931
	Bear Stearns ALT-A Trust
75,025	Series 2004-6, Class 1A, 1 Mo. LIBOR + 0.64% (b)	3.07%	07/25/34	75,190
	Bear Stearns Mortgage Funding Trust
228,737	Series 2006-AR1, Class 1A1, 1 Mo. LIBOR + 0.21% (b)	2.64%	07/25/36	221,414
347,609	Series 2007-AR5, Class 1A1G, 1 Mo. LIBOR + 0.16% (b)	2.59%	06/25/47	334,530
	Credit Suisse Mortgage Trust
717,191	Series 2010-7R, Class 1A12 (e)	4.00%	01/26/37	728,344
792,859	Series 2010-8R, Class 4A5 (e) (h)	4.00%	12/26/35	801,475
721,365	Series 2010-8R, Class 10A5 (e) (h)	4.00%	04/26/47	722,860
117,431	Series 2011-5R, Class 2A1 (e) (h)	3.94%	08/27/46	118,731
726,964	Series 2014-2R, Class 19A1 (e) (h)	3.00%	05/27/36	724,325
289,527	Series 2015-8R, Class 3A1, 6 Mo. LIBOR + 1.50% (b) (e)	4.14%	11/25/37	287,683
	Deephaven Residential Mortgage Trust
284,891	Series 2017-1A, Class A1 (e) (h)	2.73%	12/26/46	285,024

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
May 31, 2019 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

MORTGAGE-BACKED SECURITIES (Continued)

	Collateralized Mortgage Obligations (Continued)
	GMACM Mortgage Loan Trust
$2,311,918	Series 2006-AR1, Class 1A1 (h)	4.21%	04/19/36	$2,122,532
	GreenPoint Mortgage Funding Trust
204,666	Series 2006-AR1, Class A1A, 1 Mo. LIBOR + 0.58% (b)	3.01%	02/25/36	206,999
	HarborView Mortgage Loan Trust
660,688	Series 2005-10, Class 2A1A, 1 Mo. LIBOR + 0.31% (b)	2.75%	11/19/35	636,324
2,010,122	Series 2007-7, Class 1A1, 1 Mo. LIBOR + 1.00% (b)	3.43%	10/25/37	1,923,851
	HomeBanc Mortgage Trust
1,617,392	Series 2004-2, Class A1, 1 Mo. LIBOR + 0.74% (b)	3.17%	12/25/34	1,632,484
	Impac CMB Trust
411,453	Series 2005-2, Class 1A1, 1 Mo. LIBOR + 0.52% (b)	2.95%	04/25/35	410,608
1,424,389	Series 2005-4, Class 1A1A, 1 Mo. LIBOR + 0.54% (b)	2.97%	05/25/35	1,422,161
	IndyMac INDX Mortgage Loan Trust
2,307,356	Series 2005-AR14, Class 2A1A, 1 Mo. LIBOR + 0.30% (b)	2.73%	07/25/35	2,230,670
	Lehman XS Trust
411,445	Series 2006-16N, Class A4A, 1 Mo. LIBOR + 0.19% (b)	2.62%	11/25/46	394,560
	Merrill Lynch Alternative Note Asset Trust
2,592,251	Series 2007-OAR3, Class A1, 1 Mo. LIBOR + 0.19% (b)	2.67%	07/25/47	2,445,977
	Morgan Stanley Mortgage Loan Trust
801,310	Series 2004-6AR, Class 1M1, 1 Mo. LIBOR + 0.98% (b)	3.40%	07/25/34	831,064
100,857	Series 2005-2AR, Class A, 1 Mo. LIBOR + 0.26% (b)	2.69%	04/25/35	100,072
	Morgan Stanley Resecuritization Trust
287,870	Series 2015-R2, Class 1A1, 12 Mo. Treasury Average + 0.71% (b) (e)	3.16%	12/27/46	286,268
	MortgageIT Trust
156,438	Series 2005-5, Class A1, 1 Mo. LIBOR + 0.52% (b)	2.95%	12/25/35	156,466
	Opteum Mortgage Acceptance Corp.
1,930,967	Series 2005-5, Class 1A1D, 1 Mo. LIBOR + 0.38% (b)	2.81%	12/25/35	1,836,314
608,403	Series 2006-1, Class 1APT, 1 Mo. LIBOR + 0.21% (b)	2.64%	04/25/36	582,227
	Structured Adjustable Rate Mortgage Loan Trust
66,264	Series 2004-12, Class 3A1 (h)	4.57%	09/25/34	67,669
	Structured Asset Mortgage Investments II Trust
1,908,606	Series 2006-AR1, Class 3A1, 1 Mo. LIBOR + 0.23% (b)	2.66%	02/25/36	1,737,207
	WaMu Mortgage Pass-Through Certificates Trust
168,324	Series 2005-AR1, Class A2A1, 1 Mo. LIBOR + 0.68% (b)	3.11%	01/25/45	167,361
301,461	Series 2005-AR15, Class A1A1, 1 Mo. LIBOR + 0.26% (b)	2.69%	11/25/45	305,023
402,443	Series 2006-AR3, Class A1A, 12 Mo. Treasury Average + 1.00% (b)	3.48%	02/25/46	411,652
599,466	Series 2006-AR4, Class 1A1A, 12 Mo. Treasury Average + 0.94% (b)	3.39%	05/25/46	615,318
				27,599,957

	Commercial Mortgage-Backed Obligations — 1.0%
	Banc of America Merrill Lynch Large Loan Commercial Mortgage Securities Trust
285,000	Series 2015-200P, Class A (e)	3.22%	04/14/33	294,685
465,000	Series 2018-PARK, Class A (e) (h)	4.09%	08/10/38	511,428
	CALI Mortgage Trust
515,000	Series 2019-101C, Class A (e)	3.96%	03/10/39	559,452

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
May 31, 2019 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

MORTGAGE-BACKED SECURITIES (Continued)

	Commercial Mortgage-Backed Obligations (Continued)
	CGRBS Commercial Mortgage Trust
$280,000	Series 2013-VN05, Class A (e)	3.37%	03/13/35	$290,859
	COMM Mortgage Trust
225,000	Series 2012-CR5, Class A3	2.54%	12/10/45	225,741
315,000	Series 2012-CR5, Class A4	2.77%	12/10/45	318,364
	Eleven Madison Mortgage Trust
305,000	Series 2015-11MD, Class A (e) (h)	3.55%	09/10/35	321,076
	GRACE Mortgage Trust
250,000	Series 2014-GRCE, Class A (e)	3.37%	06/10/28	254,244
	Irvine Core Office Trust
235,000	Series 2013-IRV, Class A2 (e) (h)	3.17%	05/15/48	242,104
	JPMorgan Chase Commercial Mortgage Securities Trust
287,093	Series 2012-HSBC, Class A (e)	3.09%	07/05/32	292,730
540,000	Series 2019-OSB, Class A (e)	3.40%	06/05/39	561,494
	Morgan Stanley Capital I Trust
50,000	Series 2014-MP, Class A (e)	3.47%	08/11/33	51,023
	RBS Commercial Funding, Inc. Trust
50,000	Series 2013-GSP, Class A (e) (h)	3.83%	01/15/32	52,162
	SFAVE Commercial Mortgage Securities Trust
150,000	Series 2015-5AVE, Class A1 (e) (h)	3.87%	01/05/43	154,448
	UBS-Barclays Commercial Mortgage Trust
249,678	Series 2013-C6, Class A3	2.97%	04/10/46	254,367
	VNDO Mortgage Trust
250,000	Series 2012-6AVE, Class A (e)	3.00%	11/15/30	254,324
	Worldwide Plaza Trust
780,000	Series 2017-WWP, Class A (e)	3.53%	11/10/36	815,592
				5,454,093
	Total Mortgage-Backed Securities			33,054,050
	(Cost $32,493,308)

Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (U.S. Dollar)

FOREIGN CORPORATE BONDS — 5.4%

	Advertising — 0.0%
59,000	Clear Channel International B.V. (USD) (e)	8.75%	12/15/20	60,623

	Airlines — 0.1%
730,800	Air Canada Pass-Through Trust, Series 2017-1, Class AA (USD) (e)	3.30%	01/15/30	734,005

	Banks — 0.6%
200,000	Banco Nacional de Comercio Exterior SNC (USD) (e) (f)	3.80%	08/11/26	197,820
200,000	Global Bank Corp. (USD) (e)	4.50%	10/20/21	203,500
800,000	Lloyds Bank PLC, Medium-Term Note (USD) (e)	5.80%	01/13/20	814,526
450,000	Lloyds Banking Group PLC (USD) (f)	2.91%	11/07/23	442,491
650,000	Santander UK Group Holdings PLC (USD)	2.88%	08/05/21	647,532

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
May 31, 2019 (Unaudited)

Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (U.S. Dollar)

FOREIGN CORPORATE BONDS (Continued)

	Banks (Continued)
500,000	Santander UK Group Holdings PLC (USD) (f)	3.37%	01/05/24	$497,292
400,000	Santander UK Group Holdings PLC (USD) (f)	4.80%	11/15/24	418,661
				3,221,822

	Beverages — 0.2%
245,000	Bacardi Ltd. (USD) (e)	4.70%	05/15/28	254,672
385,000	Bacardi Ltd. (USD) (e)	5.30%	05/15/48	388,557
250,000	Suntory Holdings Ltd. (USD) (e)	2.55%	09/29/19	249,758
				892,987

	Commercial Services — 0.3%
200,000	DP World Crescent Ltd. (USD) (e)	4.85%	09/26/28	209,474
889,000	IHS Markit Ltd. (USD) (e)	5.00%	11/01/22	940,383
135,000	IHS Markit Ltd. (USD) (e)	4.00%	03/01/26	136,431
250,000	IHS Markit Ltd. (USD)	4.75%	08/01/28	265,063
				1,551,351

	Diversified Financial Services — 1.4%
375,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (USD)	4.50%	05/15/21	385,246
1,000,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (USD)	4.88%	01/16/24	1,057,186
450,000	Fondo Mivivienda S.A., Series REGS (USD)	3.50%	01/31/23	452,284
3,035,000	GE Capital International Funding Co. Unlimited Co. (USD)	2.34%	11/15/20	3,005,449
3,145,000	GE Capital International Funding Co. Unlimited Co. (USD)	4.42%	11/15/35	2,988,833
				7,888,998

	Household Products/Wares — 0.0%
200,000	Reckitt Benckiser Treasury Services PLC (USD) (e)	2.75%	06/26/24	198,598

	Media — 0.1%
400,000	Virgin Media Secured Finance PLC (USD) (e)	5.50%	08/15/26	403,060

	Mining — 0.2%
64,000	Corp. Nacional del Cobre de Chile, Series REGS (USD)	4.50%	09/16/25	68,883
300,000	Corp. Nacional del Cobre de Chile, Series REGS (USD)	3.63%	08/01/27	305,586
450,000	Indonesia Asahan Aluminium Persero PT (USD) (e)	6.53%	11/15/28	509,033
				883,502

	Oil & Gas — 0.5%
20,000	Canadian Natural Resources Ltd. (USD)	3.85%	06/01/27	20,280
430,000	KazMunayGas National Co. JSC, Series REGS (USD)	5.38%	04/24/30	464,368
100,000	Petrobras Global Finance B.V. (USD)	5.75%	02/01/29	101,135
215,000	Petroleos Mexicanos (USD)	6.50%	03/13/27	216,763
430,000	Petroleos Mexicanos (USD)	5.35%	02/12/28	401,624
1,000,000	Petroleos Mexicanos (USD)	6.50%	01/23/29	986,030
171,045	Transocean Guardian Ltd. (USD) (e)	5.88%	01/15/24	172,755
223,965	Transocean Pontus Ltd. (USD) (e)	6.13%	08/01/25	227,045
200,000	Transocean Poseidon Ltd. (USD) (e)	6.88%	02/01/27	206,250
				2,796,250

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
May 31, 2019 (Unaudited)

Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (U.S. Dollar)

FOREIGN CORPORATE BONDS (Continued)

	Oil & Gas Services — 0.0%
20,000	Transocean Proteus Ltd. (USD) (e)	6.25%	12/01/24	$20,450

	Packaging & Containers — 0.1%
400,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. (USD) (e)	6.00%	02/15/25	397,080
51,000	OI European Group B.V. (USD) (e)	4.00%	03/15/23	50,235
				447,315

	Pharmaceuticals — 0.4%
800,000	Allergan Funding SCS (USD)	3.80%	03/15/25	805,769
300,000	AstraZeneca PLC (USD)	3.50%	08/17/23	308,920
100,000	AstraZeneca PLC (USD)	3.13%	06/12/27	99,745
489,000	Bausch Health Cos., Inc. (USD) (e)	5.50%	11/01/25	493,665
400,000	Shire Acquisitions Investments Ireland DAC (USD)	1.90%	09/23/19	398,839
200,000	Shire Acquisitions Investments Ireland DAC (USD)	3.20%	09/23/26	197,558
126,000	Teva Pharmaceutical Finance Netherlands III B.V. (USD)	1.70%	07/19/19	125,798
				2,430,294

	Retail — 0.1%
165,000	1011778 BC ULC / New Red Finance, Inc. (USD) (e)	4.25%	05/15/24	163,555
100,000	Alimentation Couche-Tard, Inc. (USD) (e)	3.55%	07/26/27	100,199
130,000	eG Global Finance PLC (USD) (e)	6.75%	02/07/25	127,888
				391,642

	Savings & Loans — 0.1%
360,000	Nationwide Building Society (USD) (e) (f)	3.77%	03/08/24	362,679
300,000	Nationwide Building Society (USD) (e) (f)	4.36%	08/01/24	308,374
				671,053

	Telecommunications — 0.6%
200,000	C&W Senior Financing DAC (USD) (e)	6.88%	09/15/27	200,000
636,000	Intelsat Jackson Holdings S.A. (USD)	5.50%	08/01/23	572,400
215,000	Intelsat Jackson Holdings S.A. (USD) (e)	8.50%	10/15/24	210,163
825,000	Koninklijke KPN N.V. (USD)	8.38%	10/01/30	1,062,877
500,000	SES S.A. (USD) (e)	3.60%	04/04/23	502,956
330,000	Vodafone Group PLC (USD)	3.75%	01/16/24	338,571
420,000	Vodafone Group PLC (USD)	4.38%	05/30/28	438,313
				3,325,280

	Trucking & Leasing — 0.7%
3,200,000	Avolon Holdings Funding Ltd. (USD) (e)	5.13%	10/01/23	3,320,000
260,000	Park Aerospace Holdings Ltd. (USD) (e)	4.50%	03/15/23	263,554
				3,583,554
	Total Foreign Corporate Bonds			29,500,784
	(Cost $28,755,326)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

MUNICIPAL BONDS — 0.6%

	California — 0.3%
$300,000	CA St Build America Bonds	7.95%	03/01/36	312,183

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
May 31, 2019 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

MUNICIPAL BONDS (Continued)

	California (Continued)
$1,000,000	Los Angeles CA Unified School District	5.75%	07/01/34	$1,277,400
130,000	Met Wtr Dist of Sthrn CA Build America Bonds	6.54%	07/01/39	130,404
				1,719,987

	Florida — 0.0%
125,000	FL St Turnpike Auth Build America Bonds	6.80%	07/01/39	125,396

	New Jersey — 0.1%
500,000	New Jersey St Turnpike Authority Revenue	3.73%	01/01/36	522,536

	New York — 0.2%
200,000	City of New York NY	3.05%	10/01/29	201,340
400,000	New York City NY Transitional Fin Auth Rev Qualified Sch Constr, Ser BD G-3	5.27%	05/01/27	471,632
300,000	NY St Dorm Auth Personal Income Tax Rev Build America Bonds, Ser A	5.50%	03/15/30	354,507
				1,027,479
	Total Municipal Bonds			3,395,398
	(Cost $3,287,647)

Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (U.S. Dollar)

FOREIGN SOVEREIGN BONDS — 0.5%

	Bahrain — 0.0%
200,000	Bahrain Government International Bond, Series REGS (USD)	7.00%	10/12/28	211,386

	Brazil — 0.1%
300,000	Brazilian Government International Bond (USD)	4.63%	01/13/28	305,024

	Colombia — 0.1%
284,000	Colombia Government International Bond (USD)	4.50%	01/28/26	299,585

	Dominican Republic — 0.1%
200,000	Dominican Republic International Bond, Series REGS (USD)	6.60%	01/28/24	218,502

	Egypt — 0.0%
200,000	Egypt Government International Bond (USD) (e)	5.58%	02/21/23	198,570

	Oman — 0.0%
200,000	Oman Government International Bond (USD) (e)	5.63%	01/17/28	182,715

	Paraguay — 0.0%
200,000	Paraguay Government International Bond, Series REGS (USD)	4.63%	01/25/23	207,835

	Qatar — 0.1%
200,000	Qatar Government International Bond, Series REGS (USD)	4.50%	04/23/28	218,603

	Russia — 0.1%
200,000	Russian Foreign Bond - Eurobond, Series REGS (USD)	4.88%	09/16/23	212,542

	South Africa — 0.0%
200,000	Republic of South Africa Government International Bond (USD)	4.67%	01/17/24	203,623

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
May 31, 2019 (Unaudited)

Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (U.S. Dollar)

FOREIGN SOVEREIGN BONDS (Continued)

	Turkey — 0.0%
200,000	Turkey Government International Bond (USD)	3.25%	03/23/23	$174,958

	Uruguay — 0.0%
100,000	Uruguay Government International Bond (USD)	4.38%	10/27/27	105,314
	Total Foreign Sovereign Bonds			2,538,657
	(Cost $2,507,608)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CAPITAL PREFERRED SECURITIES — 0.0%

	Electric — 0.0%
$300,000	Alabama Power Capital Trust V, 1 Mo. LIBOR + 3.10% (b)	5.69%	10/01/42	299,104

	Total Capital Preferred Securities			299,104
	(Cost $290,250)

Principal Value	Description	Rate (i)	Stated Maturity (j)	Value

SENIOR FLOATING-RATE LOAN INTERESTS — 0.0%

	Other Diversified Financial Services — 0.0%
175,000	First Data Corp., 1 Mo. LIBOR + 2.00%	4.44%	04/26/24	174,680
	Total Senior Floating-Rate Loan Interests			174,680
	(Cost $175,352)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. TREASURY BILLS — 1.8%

410,000	U.S. Treasury Bill (k)	(l)	06/20/19	409,564
5,329,000	U.S. Treasury Bill	(l)	07/16/19	5,314,439
4,129,000	U.S. Treasury Bill	(l)	07/23/19	4,115,839
	Total U.S. Treasury Bills			9,839,842
	(Cost $9,838,486)

Shares	Description	Value

MONEY MARKET FUNDS — 1.7%

9,222,843	JPMorgan 100% U.S. Treasury Securities Money Market - Fund Institutional Class - 2.22% (m)	9,222,843
	(Cost $9,222,843)
	Total Investments — 100.8%	555,131,432
	(Cost $543,269,933) (n)
	Net Other Assets and Liabilities — (0.8)%	(4,273,958)
	Net Assets — 100.0%	$550,857,474

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
May 31, 2019 (Unaudited)

Futures Contracts at May 31, 2019:

Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation) /Value
U.S. 2-Year Treasury Notes	Long	148	Sep-2019	$31,771,438	$158,182
U.S. 5-Year Treasury Notes	Long	497	Sep-2019	58,331,492	666,894
				$90,102,930	$825,076

(a)	Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.
(b)	Floating or variable rate security.
(c)	All or a portion of this security is part of a mortgage dollar roll agreement.
(d)	Security whose principal value is adjusted in accordance with changes to the country’s Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.
(e)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by TCW Investment Management Company LLC (the “Sub-Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At May 31, 2019, securities noted as such amounted to $56,872,129 or 10.3% of net assets.
(f)	Fixed-to-floating security. At a predetermined date, the fixed rate will change to a floating rate.
(g)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At May 31, 2019, securities noted as such are valued at $2,499,985 or 0.5% of net assets.
(h)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(i)	Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical LIBOR period, spread and floor, but different LIBOR reset dates.
(j)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
(k)	All or a portion of this security is segregated as collateral for open futures contracts.
(l)	Zero coupon security.
(m)	Rate shown reflects yield as of May 31, 2019.
(n)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of May 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $13,274,272 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $587,697. The net unrealized appreciation was $12,686,575. The amounts presented are inclusive of derivative contracts.

LIBOR – London Interbank Offered Rate

TBA – To-Be-Announced Security

Currency Abbreviations:

USD United States Dollar

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
May 31, 2019 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2019 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 5/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Agency Mortgage-Backed Securities	$156,766,564	$—	$156,766,564	$—
U.S. Government Bonds and Notes	143,652,095	—	143,652,095	—
Corporate Bonds*	113,767,800	—	113,767,800	—
Asset-Backed Securities	52,919,615	—	52,919,615	—
Mortgage-Backed Securities	33,054,050	—	33,054,050	—
Foreign Corporate Bonds*	29,500,784	—	29,500,784	—
Municipal Bonds**	3,395,398	—	3,395,398	—
Foreign Sovereign Bonds***	2,538,657	—	2,538,657	—
Capital Preferred Securities*	299,104	—	299,104	—
Senior Floating-Rate Loan Interests*	174,680	—	174,680	—
U.S. Treasury Bills	9,839,842	—	9,839,842	—
Money Market Funds	9,222,843	9,222,843	—	—
Total Investments	555,131,432	9,222,843	545,908,589	—
Futures Contracts	825,076	825,076	—	—
Total	$555,956,508	$10,047,919	$545,908,589	$—

*	See Portfolio of Investments for industry breakout.
**	See Portfolio of Investments for state breakout.
***	See Portfolio of Investments for country breakout.

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments
May 31, 2019 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS — 37.2%

	Aerospace/Defense — 0.7%
$250,000	BAE Systems Holdings, Inc. (a)	6.38%	06/01/19	$250,000
200,000	BAE Systems Holdings, Inc. (a)	2.85%	12/15/20	200,340
490,000	L3 Technologies, Inc.	4.40%	06/15/28	527,562
510,000	Northrop Grumman Corp.	2.93%	01/15/25	510,951
				1,488,853

	Agriculture — 0.3%
250,000	BAT Capital Corp.	4.54%	08/15/47	224,999
425,000	Reynolds American, Inc.	5.85%	08/15/45	440,144
				665,143

	Airlines — 0.6%
375,960	American Airlines Pass-Through Trust, Series 2014-1, Class A	3.70%	10/01/26	385,175
583,176	United Airlines Pass Through Trust, Series 2013-1, Class A	4.30%	08/15/25	616,733
45,709	US Airways Pass Through Trust, Series 2001-011G	7.08%	03/20/21	47,766
154,897	US Airways Pass Through Trust, Series 2012-1A, Class A	5.90%	10/01/24	169,070
				1,218,744

	Auto Manufacturers — 1.2%
175,000	Ford Motor Credit Co. LLC	2.68%	01/09/20	174,739
100,000	Ford Motor Credit Co. LLC	3.20%	01/15/21	99,793
400,000	Ford Motor Credit Co. LLC	5.88%	08/02/21	418,403
300,000	Ford Motor Credit Co. LLC, 3 Mo. LIBOR + 0.88% (b)	3.48%	10/12/21	294,253
600,000	Ford Motor Credit Co. LLC	3.22%	01/09/22	592,674
300,000	Ford Motor Credit Co. LLC	3.34%	03/28/22	297,924
475,000	General Motors Financial Co., Inc.	3.55%	04/09/21	479,109
				2,356,895

	Banks — 7.2%
65,000	Bank of America Corp. (c)	3.00%	12/20/23	65,278
1,245,000	Bank of America Corp., Medium-Term Note (c)	3.50%	05/17/22	1,263,467
200,000	Bank of America Corp., Medium-Term Note (c)	3.97%	03/05/29	207,117
830,000	Bank of America Corp., Medium-Term Note (c)	4.27%	07/23/29	878,735
465,000	Bank of America Corp., Medium-Term Note (c)	3.97%	02/07/30	482,237
420,000	Bank of New York Mellon (The) Corp., Medium-Term Note (c)	2.66%	05/16/23	421,131
1,360,000	Citigroup, Inc.	2.90%	12/08/21	1,365,124
100,000	Citigroup, Inc. (c)	2.88%	07/24/23	100,052
500,000	Citigroup, Inc. (c)	3.35%	04/24/25	506,295
135,000	Citigroup, Inc. (c)	3.67%	07/24/28	136,924
525,000	Citigroup, Inc. (c)	4.08%	04/23/29	546,111
300,000	Goldman Sachs Group, (The), Inc. (c)	2.88%	10/31/22	299,750
1,255,000	Goldman Sachs Group, (The), Inc. (c)	4.22%	05/01/29	1,305,212
675,000	JPMorgan Chase & Co. (c)	4.02%	12/05/24	707,677
200,000	JPMorgan Chase & Co. (c)	4.01%	04/23/29	209,002
1,460,000	JPMorgan Chase & Co. (c)	4.20%	07/23/29	1,546,458
250,000	Morgan Stanley, 3 Mo. LIBOR + 0.93% (b)	3.52%	07/22/22	251,467
1,710,000	Morgan Stanley, Global Medium-Term Note	3.70%	10/23/24	1,770,008
125,000	Wells Fargo & Co.	3.07%	01/24/23	125,915
1,345,000	Wells Fargo & Co., Medium-Term Note	2.63%	07/22/22	1,342,206
510,000	Wells Fargo & Co., Medium-Term Note (c)	3.58%	05/22/28	518,205
250,000	Wells Fargo & Co., Medium-Term Note	4.15%	01/24/29	263,910
250,000	Wells Fargo Bank N.A., Bank Note SOFR + 0.48% (b)	2.88%	03/25/20	250,351
				14,562,632

	Beverages — 0.7%
515,000	Anheuser-Busch InBev Worldwide, Inc.	4.60%	04/15/48	512,534

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
May 31, 2019 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS (Continued)

	Beverages (Continued)
$390,000	Constellation Brands, Inc.	4.25%	05/01/23	$410,352
420,000	Molson Coors Brewing Co.	2.25%	03/15/20	418,564
				1,341,450

	Biotechnology — 0.7%
540,000	Amgen, Inc.	4.40%	05/01/45	540,823
435,000	Celgene Corp.	3.90%	02/20/28	456,683
415,000	Gilead Sciences, Inc.	3.65%	03/01/26	430,617
				1,428,123

	Chemicals — 0.2%
400,000	International Flavors & Fragrances, Inc.	4.45%	09/26/28	425,436

	Commercial Services — 0.4%
119,000	Gartner, Inc. (a)	5.13%	04/01/25	120,190
75,000	Matthews International Corp. (a)	5.25%	12/01/25	72,000
600,000	RELX Capital, Inc.	4.00%	03/18/29	622,166
61,000	Service Corp. International	4.63%	12/15/27	61,381
				875,737

	Diversified Financial Services — 0.7%
75,000	Air Lease Corp.	4.75%	03/01/20	76,052
570,000	Air Lease Corp.	3.88%	07/03/23	582,902
50,000	International Lease Finance Corp.	4.63%	04/15/21	51,417
615,000	Raymond James Financial, Inc.	3.63%	09/15/26	621,869
				1,332,240

	Electric — 1.0%
75,000	Alliant Energy Finance LLC (a)	3.75%	06/15/23	77,338
150,000	Duke Energy Progress LLC	3.70%	09/01/28	157,699
100,000	Duquesne Light Holdings, Inc. (a)	6.40%	09/15/20	104,344
75,000	Florida Power & Light Co.	3.95%	03/01/48	78,720
100,000	Kansas City Power & Light Co.	4.20%	06/15/47	108,550
100,000	Metropolitan Edison Co. (a)	3.50%	03/15/23	102,440
500,000	Pennsylvania Electric Co. (a)	4.15%	04/15/25	518,492
100,000	PNM Resources, Inc.	3.25%	03/09/21	100,603
100,000	Puget Sound Energy, Inc.	4.22%	06/15/48	109,053
450,000	Southwestern Electric Power Co., Series M	4.10%	09/15/28	478,339
75,000	Tucson Electric Power Co.	5.15%	11/15/21	78,609
100,000	WEC Energy Group, Inc.	3.38%	06/15/21	101,635
				2,015,822

	Entertainment — 0.1%
95,000	Churchill Downs, Inc. (a)	4.75%	01/15/28	91,675
60,000	Twin River Worldwide Holdings, Inc. (a)	6.75%	06/01/27	61,041
				152,716

	Environmental Control — 0.4%
182,000	Clean Harbors, Inc.	5.13%	06/01/21	182,683
59,000	Covanta Holding Corp.	6.00%	01/01/27	60,417
75,000	Republic Services, Inc.	3.95%	05/15/28	79,578
500,000	Waste Management, Inc	3.20%	06/15/26	510,471
				833,149

	Food — 1.9%
390,000	Campbell Soup Co.	3.30%	03/15/21	393,535

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
May 31, 2019 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS (Continued)

	Food (Continued)
$250,000	Campbell Soup Co., 3 Mo. LIBOR + 0.63% (b)	3.24%	03/15/21	$249,512
30,000	Chobani LLC / Chobani Finance Corp., Inc. (a)	7.50%	04/15/25	27,450
250,000	Conagra Brands, Inc., 3 Mo. LIBOR + 0.50% (b)	3.09%	10/09/20	249,315
250,000	Conagra Brands, Inc.	4.60%	11/01/25	266,531
650,000	General Mills, Inc.	4.00%	04/17/25	682,709
105,000	General Mills, Inc.	4.70%	04/17/48	108,036
505,000	Kraft Heinz Foods Co.	4.63%	01/30/29	530,325
250,000	Kraft Heinz Foods Co.	4.38%	06/01/46	219,798
149,000	Kroger (The) Co.	5.40%	01/15/49	158,975
61,000	Pilgrim's Pride Corp. (a)	5.88%	09/30/27	61,515
4,000	Post Holdings, Inc. (a)	5.75%	03/01/27	4,040
123,000	Post Holdings, Inc. (a)	5.63%	01/15/28	122,231
387,000	Smithfield Foods, Inc. (a)	5.20%	04/01/29	410,564
300,000	Tyson Foods, Inc.	4.00%	03/01/26	313,454
				3,797,990

	Forest Products & Paper — 0.3%
540,000	Georgia-Pacific LLC (a)	5.40%	11/01/20	560,538

	Gas — 0.3%
70,000	NiSource, Inc.	3.65%	06/15/23	72,174
500,000	Southern Co. Gas Capital Corp.	5.88%	03/15/41	606,285
				678,459

	Healthcare-Products — 0.6%
375,000	Becton Dickinson and Co., 3 Mo. LIBOR + 0.88% (b)	3.48%	12/29/20	375,105
500,000	Boston Scientific Corp.	3.45%	03/01/24	514,037
150,000	Fresenius US Finance II, Inc. (a)	4.25%	02/01/21	153,195
208,000	Hologic, Inc. (a)	4.63%	02/01/28	203,580
				1,245,917

	Healthcare-Services — 2.1%
615,000	Anthem, Inc.	3.35%	12/01/24	626,880
635,000	Barnabas Health, Inc., Series 2012	4.00%	07/01/28	660,811
141,000	Centene Corp.	5.63%	02/15/21	142,762
97,000	Centene Corp. (a)	5.38%	06/01/26	100,851
21,000	CHS/Community Health Systems, Inc.	6.25%	03/31/23	20,075
40,000	CHS/Community Health Systems, Inc. (a)	8.00%	03/15/26	38,420
75,000	Cigna Holding Co.	3.05%	10/15/27	72,601
160,000	Fresenius Medical Care US Finance II, Inc. (a)	5.63%	07/31/19	160,544
525,000	Fresenius Medical Care US Finance II, Inc. (a)	4.13%	10/15/20	531,827
200,000	HCA, Inc.	5.00%	03/15/24	212,686
40,000	HCA, Inc.	5.38%	02/01/25	41,838
90,000	HCA, Inc.	5.25%	04/15/25	96,971
95,000	HCA, Inc.	5.63%	09/01/28	99,284
152,000	HCA, Inc.	5.88%	02/01/29	161,500
115,000	Humana, Inc.	2.63%	10/01/19	114,933
100,000	Humana, Inc.	3.15%	12/01/22	101,062
180,000	Providence St Joseph Health Obligated Group, Series H	2.75%	10/01/26	176,340
340,000	Quest Diagnostics, Inc.	4.20%	06/30/29	355,268
225,000	Tenet Healthcare Corp.	6.00%	10/01/20	231,986
150,000	Tenet Healthcare Corp.	4.63%	07/15/24	149,468
54,000	WellCare Health Plans, Inc.	5.25%	04/01/25	54,929
				4,151,036

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
May 31, 2019 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS (Continued)

	Household Products/Wares — 0.2%
$124,000	Central Garden & Pet Co.	5.13%	02/01/28	$119,350
60,000	Spectrum Brands, Inc.	6.13%	12/15/24	61,650
130,000	Spectrum Brands, Inc.	5.75%	07/15/25	132,594
				313,594

	Housewares — 0.0%
75,000	Newell Brands, Inc.	3.85%	04/01/23	75,557

	Insurance — 0.7%
205,000	Berkshire Hathaway Finance Corp.	4.20%	08/15/48	219,164
140,000	Farmers Insurance Exchange (a) (c)	4.75%	11/01/57	128,108
750,000	MassMutual Global Funding II (a)	3.40%	03/08/26	775,940
150,000	Pricoa Global Funding I (a)	3.45%	09/01/23	155,111
175,000	Teachers Insurance & Annuity Association of America (a) (c)	4.38%	09/15/54	183,544
				1,461,867

	Lodging — 0.0%
61,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. (a)	5.25%	05/15/27	58,038

	Media — 1.5%
600,000	Charter Communications Operating LLC / Charter Communications Operating Capital	5.75%	04/01/48	631,988
815,000	Comcast Corp.	2.35%	01/15/27	778,661
115,000	Comcast Corp.	4.70%	10/15/48	128,032
275,000	CSC Holdings LLC (a)	6.50%	02/01/29	291,246
500,000	Fox Corp. (a)	3.67%	01/25/22	512,769
100,000	NBCUniversal Media LLC	2.88%	01/15/23	101,159
150,000	Sirius XM Radio, Inc. (a)	3.88%	08/01/22	149,625
390,000	Walt Disney (The) Co. (a)	4.00%	10/01/23	409,208
				3,002,688

	Miscellaneous Manufacturing — 0.8%
175,000	General Electric Co., Global Medium-Term Note	2.20%	01/09/20	174,430
100,000	General Electric Co., Global Medium-Term Note	4.63%	01/07/21	102,481
80,000	General Electric Co., Medium-Term Note	4.65%	10/17/21	83,142
205,000	General Electric Co., Medium-Term Note	5.55%	01/05/26	226,606
550,000	General Electric Co., Medium-Term Note	6.75%	03/15/32	661,008
300,000	Ingersoll-Rand Co.	9.00%	08/15/21	333,352
				1,581,019

	Oil & Gas — 0.4%
17,000	Antero Resources Corp.	5.13%	12/01/22	16,851
236,000	Antero Resources Corp.	5.00%	03/01/25	225,085
15,000	Centennial Resource Production LLC (a)	5.38%	01/15/26	14,325
29,000	CrownRock L.P. / CrownRock Finance, Inc. (a)	5.63%	10/15/25	27,876
435,000	EQT Corp.	3.90%	10/01/27	415,066
69,000	Matador Resources Co.	5.88%	09/15/26	68,655
36,000	WPX Energy, Inc.	5.75%	06/01/26	35,843
				803,701

	Oil & Gas Services — 0.0%
70,000	USA Compression Partners L.P. / USA Compression Finance Corp.	6.88%	04/01/26	72,100

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
May 31, 2019 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS (Continued)

	Packaging & Containers — 0.8%
$490,000	Amcor Finance USA, Inc. (a)	4.50%	05/15/28	$516,245
58,000	Ball Corp.	4.00%	11/15/23	58,508
25,000	Berry Global, Inc.	5.13%	07/15/23	25,281
16,000	Berry Global, Inc. (a)	4.50%	02/15/26	15,163
29,000	Crown Americas LLC / Crown Americas Capital Corp. V	4.25%	09/30/26	28,166
58,000	Graphic Packaging International LLC	4.88%	11/15/22	59,305
329,497	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu	5.75%	10/15/20	330,419
60,000	Sealed Air Corp. (a)	5.50%	09/15/25	62,400
125,000	Silgan Holdings, Inc.	4.75%	03/15/25	125,313
405,000	WRKCo, Inc.	4.65%	03/15/26	434,329
				1,655,129

	Pharmaceuticals — 2.1%
85,000	AbbVie, Inc.	4.50%	05/14/35	84,979
200,000	AbbVie, Inc.	4.88%	11/14/48	201,296
100,000	Bayer US Finance II LLC (a)	3.50%	06/25/21	100,859
585,000	Bayer US Finance II LLC (a)	4.38%	12/15/28	593,787
300,000	Bristol-Myers Squibb Co. (a)	3.40%	07/26/29	307,415
300,000	Bristol-Myers Squibb Co. (a)	4.13%	06/15/39	313,502
1,045,000	Cigna Corp. (a)	4.38%	10/15/28	1,096,257
915,000	CVS Health Corp.	5.05%	03/25/48	932,150
182,000	Elanco Animal Health, Inc. (a)	4.27%	08/28/23	191,103
450,000	Merck & Co., Inc.	3.40%	03/07/29	466,136
				4,287,484

	Pipelines — 1.9%
70,000	Cheniere Energy Partners L.P.	5.25%	10/01/25	70,438
145,000	Energy Transfer Operating L.P.	6.00%	06/15/48	156,462
300,000	Energy Transfer Operating L.P.	6.25%	04/15/49	336,135
145,000	EQM Midstream Partners L.P.	5.50%	07/15/28	149,362
370,000	Kinder Morgan, Inc.	5.55%	06/01/45	401,829
94,010	Pipeline Funding Co. LLC (a)	7.50%	01/15/30	114,388
145,000	Plains All American Pipeline L.P. / PAA Finance Corp.	4.65%	10/15/25	153,088
436,000	Rockies Express Pipeline LLC (a)	5.63%	04/15/20	444,708
100,000	Rockies Express Pipeline LLC (a)	6.88%	04/15/40	108,305
70,909	Ruby Pipeline LLC (a)	6.00%	04/01/22	72,105
100,000	Sabine Pass Liquefaction LLC	5.63%	03/01/25	109,484
400,000	Spectra Energy Partners L.P.	4.60%	06/15/21	412,473
50,000	Sunoco Logistics Partners Operations L.P.	4.00%	10/01/27	49,847
440,000	Sunoco Logistics Partners Operations L.P.	5.40%	10/01/47	441,992
75,000	TC PipeLines L.P.	3.90%	05/25/27	75,247
54,000	TransMontaigne Partners L.P. / TLP Finance Corp.	6.13%	02/15/26	52,650
82,000	Williams Cos., (The), Inc.	4.55%	06/24/24	87,015
510,000	Williams Cos., (The), Inc.	3.75%	06/15/27	516,536
				3,752,064

	Real Estate Investment Trusts — 6.1%
75,000	Alexandria Real Estate Equities, Inc., Class E	3.45%	04/30/25	76,444
450,000	Alexandria Real Estate Equities, Inc.	3.80%	04/15/26	466,950
150,000	American Campus Communities Operating Partnership L.P.	3.35%	10/01/20	151,197

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
May 31, 2019 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS (Continued)

	Real Estate Investment Trusts (Continued)
$75,000	American Campus Communities Operating Partnership L.P.	3.75%	04/15/23	$76,829
500,000	American Campus Communities Operating Partnership L.P.	4.13%	07/01/24	521,960
250,000	Boston Properties L.P.	2.75%	10/01/26	240,336
200,000	Boston Properties L.P.	4.50%	12/01/28	217,304
550,000	Camden Property Trust	2.95%	12/15/22	555,003
500,000	CubeSmart L.P.	4.38%	02/15/29	523,332
250,000	Digital Realty Trust L.P.	3.95%	07/01/22	259,009
500,000	Digital Realty Trust L.P.	3.63%	10/01/22	512,411
325,000	Essex Portfolio L.P.	3.63%	08/15/22	332,871
100,000	GLP Capital L.P. / GLP Financing II, Inc.	4.88%	11/01/20	101,960
200,000	GLP Capital L.P. / GLP Financing II, Inc.	5.38%	11/01/23	213,166
250,000	GLP Capital L.P. / GLP Financing II, Inc.	5.38%	04/15/26	264,924
185,000	GLP Capital L.P. / GLP Financing II, Inc.	5.30%	01/15/29	197,543
440,000	HCP, Inc.	4.00%	12/01/22	457,102
100,000	HCP, Inc.	4.25%	11/15/23	105,216
75,000	HCP, Inc.	4.00%	06/01/25	78,652
575,000	Healthcare Realty Trust, Inc.	3.75%	04/15/23	585,376
575,000	Healthcare Trust of America Holdings L.P.	3.70%	04/15/23	583,902
45,000	Host Hotels & Resorts L.P.	6.00%	10/01/21	47,650
500,000	Hudson Pacific Properties L.P.	3.95%	11/01/27	501,350
175,000	Hudson Pacific Properties L.P.	4.65%	04/01/29	184,502
400,000	Kilroy Realty L.P.	3.45%	12/15/24	407,710
400,000	Kilroy Realty L.P.	4.38%	10/01/25	422,683
500,000	Kimco Realty Corp.	3.40%	11/01/22	509,570
325,000	Liberty Property L.P.	4.13%	06/15/22	337,038
117,000	MGM Growth Properties Operating Partnership L.P. / MGP Finance Co.-Issuer, Inc.	5.63%	05/01/24	121,241
200,000	National Retail Properties, Inc.	3.80%	10/15/22	206,477
250,000	National Retail Properties, Inc.	3.90%	06/15/24	259,525
110,000	Realty Income Corp.	3.25%	10/15/22	112,022
40,000	SBA Communications Corp.	4.88%	09/01/24	39,764
225,000	SL Green Operating Partnership L.P., 3 Mo. LIBOR + 0.98% (b)	3.50%	08/16/21	225,117
325,000	SL Green Operating Partnership L.P.	3.25%	10/15/22	325,515
300,000	UDR, Inc.	3.70%	10/01/20	303,598
225,000	UDR, Inc., Medium-Term Note, Series 1	4.63%	01/10/22	234,798
300,000	Ventas Realty L.P.	3.75%	05/01/24	309,900
75,000	Ventas Realty L.P.	4.00%	03/01/28	77,649
250,000	VEREIT Operating Partnership L.P.	4.63%	11/01/25	264,037
500,000	WEA Finance LLC (a)	3.15%	04/05/22	506,170
325,000	Welltower, Inc.	5.25%	01/15/22	344,905
250,000	Welltower, Inc.	3.75%	03/15/23	258,334
				12,521,042
	Retail — 0.7%
100,000	Family Dollar Stores, Inc.	5.00%	02/01/21	102,762
75,000	Home Depot (The), Inc.	3.90%	12/06/28	80,842
346,000	Rite Aid Corp. (a)	6.13%	04/01/23	285,017
75,000	Starbucks Corp.	3.80%	08/15/25	78,542
100,000	Walgreen Co.	3.10%	09/15/22	101,138
300,000	Walgreens Boots Alliance, Inc.	3.30%	11/18/21	304,300

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
May 31, 2019 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS (Continued)

	Retail (Continued)
$435,000	Walgreens Boots Alliance, Inc.	4.80%	11/18/44	$416,923
				1,369,524

	Semiconductors — 0.3%
565,000	Broadcom Corp. / Broadcom Cayman Finance Ltd.	2.38%	01/15/20	563,547

	Software — 0.1%
161,000	Change Healthcare Holdings LLC / Change Healthcare Finance, Inc. (a)	5.75%	03/01/25	155,969
117,000	First Data Corp. (a)	5.00%	01/15/24	119,633
				275,602

	Telecommunications — 2.1%
594,000	AT&T, Inc.	4.85%	03/01/39	609,971
655,000	AT&T, Inc.	4.75%	05/15/46	652,787
289,000	Level 3 Financing, Inc.	5.38%	01/15/24	290,445
54,000	Qwest Corp.	6.75%	12/01/21	57,062
125,000	Qwest Corp.	7.25%	09/15/25	136,275
275,000	SES GLOBAL Americas Holdings GP (a)	5.30%	03/25/44	263,513
85,000	Sprint Capital Corp.	8.75%	03/15/32	97,750
168,000	Sprint Communications, Inc. (a)	7.00%	03/01/20	172,410
29,000	Sprint Corp.	7.63%	03/01/26	30,798
1,005,000	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC (a)	4.74%	03/20/25	1,027,613
90,000	T-Mobile USA, Inc.	6.00%	03/01/23	92,138
130,000	T-Mobile USA, Inc.	6.50%	01/15/24	134,550
74,000	T-Mobile USA, Inc.	4.75%	02/01/28	73,607
50,000	Verizon Communications, Inc.	4.33%	09/21/28	54,200
590,000	Verizon Communications, Inc. (a)	4.02%	12/03/29	623,701
				4,316,820

	Water — 0.1%
250,000	American Water Capital Corp.	3.45%	06/01/29	254,394
	Total Corporate Bonds			75,495,050
	(Cost $72,767,296)

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 19.1%

	Collateralized Mortgage Obligations — 1.0%
	Federal Home Loan Mortgage Corporation
333,211	Series 2018-4824, Class ZC	4.00%	09/15/48	335,899
30,633	Series 2018-4841, Class CZ	4.50%	09/15/48	30,589
	Federal National Mortgage Association
631,415	Series 2012-128, Class UA	2.50%	06/25/42	633,489
3,445,361	Series 2013-18, Class MI, IO	3.00%	02/25/33	246,440
	Government National Mortgage Association
2,869,339	Series 2018-63, Class IO, IO	4.00%	09/20/47	486,525
341,182	Series 2018-91, Class YF, 1 Mo. LIBOR + 1.00% (b)	3.49%	07/20/48	340,202
				2,073,144
	Commercial Mortgage-Backed Securities — 11.2%
	Federal National Mortgage Association
59,292	Series 2010-M4, Class A3	3.82%	06/25/20	59,820
990,597	Series 2011-M5, Class X, IO (d)	1.11%	07/25/21	17,467

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
May 31, 2019 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

	Commercial Mortgage-Backed Securities (Continued)
	Federal National Mortgage Association (Continued)
$12,293,295	Series 2012-M4, Class X1, IO (d) (e)	0.56%	04/25/22	$157,805
3,339,676	Series 2014-M6, Class X2, IO (e)	0.19%	05/25/21	11,344
32,243,402	Series 2015-M4, Class X2, IO (e)	0.38%	07/25/22	296,072
632,852	Series 2016-M11, Class AL	2.94%	07/25/39	644,317
661,618	Series 2016-M11, Class X2, IO (e)	2.69%	07/25/39	25,221
858,193	Series 2016-M2, Class AL	3.47%	04/25/36	902,326
358,308	Series 2016-M2, Class X3, IO (d)	2.02%	04/25/36	13,654
3,511,566	Series 2016-M4, Class X2, IO (e)	2.60%	01/25/39	303,048
1,225,436	Series 2017-M14, Class A1 (e)	2.88%	11/25/27	1,252,045
1,387,015	Series 2017-M15, Class A1 (e)	2.96%	09/25/27	1,429,629
	Freddie Mac Multifamily Structured Pass Through Certificates
993,603	Series 2010-K005, Class AX, IO (d)	1.34%	11/25/19	4,482
477,583	Series 2010-K006, Class A2	4.25%	01/25/20	479,464
26,629,347	Series 2010-K006, Class AX1, IO (d)	0.92%	01/25/20	89,621
715,943	Series 2010-K007, Class X1, IO (d)	1.03%	04/25/20	4,154
2,000,000	Series 2011-K010, Class X3, IO (d)	4.62%	11/25/44	124,135
3,000,000	Series 2011-K011, Class X3, IO (d)	2.57%	12/25/43	114,173
5,413,749	Series 2011-K012, Class X3, IO (d)	2.25%	01/25/41	188,128
550,000	Series 2011-KAIV, Class X2, IO (d)	3.61%	06/25/41	37,122
2,500,000	Series 2012-K022, Class X3, IO (d)	1.81%	08/25/40	136,264
20,685,394	Series 2012-K711, Class X3, IO (d)	1.60%	08/25/40	33,163
3,100,000	Series 2013-K025, Class X3, IO (d)	1.75%	11/25/40	175,542
18,347,977	Series 2013-K035, Class X1, IO (d)	0.39%	08/25/23	262,660
4,000,000	Series 2013-K035, Class X3, IO (d)	1.79%	12/25/41	285,337
555,461	Series 2013-K713, Class A2	2.31%	03/25/20	553,787
9,314	Series 2014-K036, Class X1, IO (d)	0.75%	10/25/23	267
2,500,000	Series 2014-K037, Class X3, IO (d)	2.21%	01/25/42	224,179
8,223,715	Series 2014-K714, Class X3, IO (d)	1.79%	01/25/42	205,817
14,637,607	Series 2015-K044, Class X1, IO (d)	0.74%	01/25/25	505,668
8,804,451	Series 2015-K045, Class X1, IO (d)	0.45%	01/25/25	194,562
1,488,812	Series 2015-K719, Class X1, IO (d)	0.44%	06/25/22	7,435
1,429,064	Series 2015-K720, Class X1, IO (d)	0.53%	08/25/22	19,345
109,072	Series 2015-KP02, Class A2 (b)	2.36%	04/25/21	108,654
2,450,000	Series 2016-K056, Class XAM, IO (d)	1.15%	05/25/26	181,792
7,935,136	Series 2016-K057, Class X1, IO (d)	1.19%	07/25/26	548,930
815,872	Series 2016-K504, Class A2 (b)	2.57%	09/25/20	814,396
278,844	Series 2016-KF15, Class A, 1 Mo. LIBOR + 0.67% (b)	3.15%	02/25/23	279,150
485,456	Series 2016-KJ03, Class A1	1.67%	01/25/21	480,340
536,006	Series 2016-KJ05, Class A1	1.42%	05/25/21	532,501
11,910	Series 2016-KP03, Class A2	1.78%	07/25/19	11,878
5,000,000	Series 2016-KS07, Class X, IO (d)	0.65%	09/25/25	184,410
2,729,118	Series 2017-K724, Class X1, IO (d)	0.28%	11/25/23	28,258
2,230,000	Series 2017-K728, Class X3, IO (d)	1.95%	11/25/45	202,470
1,836,528	Series 2017-KJ13, Class A1	2.06%	09/25/21	1,828,266
11,008,297	Series 2017-KW02, Class X1, IO (d)	0.31%	12/25/26	175,808
429,958	Series 2017-Q004, Class A2H (b)	3.07%	01/25/46	431,349
762,579	Series 2017-Q006, Class APT1 (b)	2.62%	07/25/26	785,018
6,000,000	Series 2018-K078, Class XAM, IO (d)	0.01%	06/25/28	32,550
121,295	Series 2018-K155, Class A1	3.75%	11/25/29	130,615
125,000	Series 2018-K155, Class A3	3.75%	04/25/33	136,640

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
May 31, 2019 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

	Commercial Mortgage-Backed Securities (Continued)
	Freddie Mac Multifamily Structured Pass Through Certificates (Continued)
$250,000	Series 2018-K157, Class A3 (b)	3.99%	08/25/33	$278,661
665,000	Series 2018-K159, Class A3 (b)	3.95%	11/25/33	738,556
1,356,214	Series 2018-KJ21, Class A1	3.11%	06/25/25	1,405,016
464,488	Series 2018-Q007, Class APT1 (e)	2.99%	10/25/47	470,863
285,334	Series 2018-Q007, Class APT2 (e)	3.33%	10/25/47	293,263
125,000	Series 2018-W5FX, Class AFX (d)	3.21%	04/25/28	129,606
4,699,651	Series 2019-K734, Class X1, IO (d)	0.65%	02/25/26	178,465
	FREMF Mortgage Trust
13,258,722	Series 2013-K713, Class X2A, IO (a)	0.10%	04/25/46	5,990
	FRESB Mortgage Trust
800,153	Series 2015-SB6, Class A7 (c)	2.52%	08/25/35	800,621
526,423	Series 2016-SB18, Class A5F (d)	1.81%	06/25/21	521,184
248,103	Series 2016-SB20, Class A5F (d)	1.74%	07/25/21	245,177
491,065	Series 2016-SB20, Class A7F (d)	2.01%	07/25/23	486,265
411,921	Series 2016-SB23, Class A5H (c)	1.98%	09/25/36	407,546
84,499	Series 2016-SB24, Class A5H (c)	2.00%	10/25/36	83,833
590,976	Series 2017-SB26, Class A5H (c)	2.50%	01/25/37	592,692
	Government National Mortgage Association
400,882	Series 2009-80, Class C (e)	5.04%	04/16/50	411,641
53,702	Series 2013-72, Class A	2.04%	10/16/46	50,628
818,387	Series 2013-125, Class IO, IO (e)	0.70%	10/16/54	25,815
				22,776,900
	Pass-through Securities — 6.9%
	Federal Home Loan Mortgage Corporation
446,570	Pool WA3208	3.98%	04/01/34	481,629
298,130	Pool WA3303	3.83%	05/01/35	316,293
	Federal National Mortgage Association
1,096,009	Pool 464321	4.36%	01/01/20	1,102,209
90,485	Pool 466551	3.75%	07/01/21	93,381
125,000	Pool 466893	4.05%	01/01/21	128,552
121,359	Pool 467335	4.32%	03/01/21	125,686
1,105,000	Pool 468764	4.16%	07/01/21	1,148,128
34,241	Pool AD0849	4.25%	02/01/20	34,540
600,000	Pool AM0983	1.74%	11/01/19	598,891
22,263	Pool AM1691	3.46%	01/01/43	22,695
260,612	Pool AM4865	4.24%	12/01/29	290,355
215,230	Pool AM5573	3.97%	05/01/29	237,767
295,000	Pool AM9440	3.05%	07/01/27	305,952
757,227	Pool AM9897	3.50%	09/01/35	804,316
53,824	Pool AN0026	3.48%	11/01/35	57,437
44,821	Pool AN0976	3.26%	02/01/28	47,046
690,000	Pool AN0987	3.55%	02/01/36	724,305
104,055	Pool AN1151	3.20%	03/01/31	108,510
220,000	Pool AN2799	2.21%	09/01/26	216,703
115,000	Pool AN4431	3.22%	01/01/27	120,843
121,770	Pool AN6926	3.00%	11/01/32	123,864
681,698	Pool AN7345	3.21%	11/01/37	688,611
419,753	Pool AN9114	3.58%	05/01/29	446,504
625,000	Pool AN9164	3.55%	05/01/30	666,191

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
May 31, 2019 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

	Pass-through Securities (Continued)
	Federal National Mortgage Association (Continued)
$100,000	Pool AN9297	3.69%	05/01/30	$107,871
180,000	Pool AN9413	3.79%	07/01/28	193,632
350,000	Pool BL0242	3.82%	11/01/30	382,654
500,947	Pool BL0661	3.99%	11/01/33	558,642
450,000	Pool BL1052	3.95%	12/01/28	493,896
495,000	Pool BL1132	3.73%	01/01/29	534,776
1,430,000	Pool BL1137	3.73%	01/01/29	1,544,909
428,267	Pool BL1154	3.86%	02/01/29	465,279
670,000	Pool BL1414	3.96%	01/01/34	751,726
				13,923,793
	Total U.S. Government Agency Mortgage-Backed Securities			38,773,837
	(Cost $37,642,990)

MORTGAGE-BACKED SECURITIES — 10.7%

	Collateralized Mortgage Obligations — 10.6%
	Adjustable Rate Mortgage Trust
162,338	Series 2005-8, Class 3A21 (d)	4.13%	11/25/35	148,510
	Alternative Loan Trust
385,552	Series 2005-16, Class A3, 1 Mo. LIBOR + 0.50% (b)	2.93%	06/25/35	379,355
122,049	Series 2005-76, Class 1A1, 12 Mo. Treasury Average + 1.48% (b)	3.96%	01/25/36	124,817
425,742	Series 2006-33CB, Class 2A1	6.00%	11/25/36	355,104
385,806	Series 2007-OA6, Class A1B, 1 Mo. LIBOR + 0.20% (b)	2.63%	06/25/37	377,484
	American Home Mortgage Assets Trust
1,024,918	Series 2007-1, Class A1, 12 Mo. Treasury Average + 0.70% (b)	3.18%	02/25/47	646,527
	Banc of America Funding Trust
188,186	Series 2005-B, Class 3A3, 1 Mo. LIBOR + 0.60% (b)	3.04%	04/20/35	187,608
	BCAP LLC Trust
509,014	Series 2007-AA3, Class 1A1A, 1 Mo. LIBOR + 0.21% (b)	2.64%	04/25/37	500,105
	Bear Stearns Mortgage Funding Trust
679,514	Series 2006-AR3, Class 1A1, 1 Mo. LIBOR + 0.18% (b)	2.61%	10/25/36	645,667
397,295	Series 2007-AR1, Class 1A1, 1 Mo. LIBOR + 0.16% (b)	2.59%	01/25/37	385,607
319,332	Series 2007-AR3, Class 1A1, 1 Mo. LIBOR + 0.14% (b)	2.57%	03/25/37	314,909
	CIM Trust
360,535	Series 2017-7, Class A (a)	3.00%	04/25/57	362,589
289,901	Series 2017-8, Class A1 (a)	3.00%	12/25/65	288,707
357,459	Series 2018-R6, Class A1, 1 Mo. LIBOR + 1.08% (a) (b)	3.56%	09/25/58	354,127
	COLT Mortgage Loan Trust
183,358	Series 2017-2, Class A1A (a)	2.42%	10/25/47	183,090
	Credit Suisse Mortgage Trust
582,718	Series 2010-7R, Class 1A12 (a)	4.00%	01/26/37	591,779
115,141	Series 2014-2R, Class 28A1 (a) (d)	3.00%	06/27/37	115,080
	DSLA Mortgage Loan Trust
100,608	Series 2004-AR4, Class 2A1A, 1 Mo. LIBOR + 0.36% (b)	2.80%	01/19/45	98,449
	First Horizon Alternative Mortgage Securities Trust
81,910	Series 2004-AA4, Class A1 (d)	4.47%	10/25/34	82,279
	GreenPoint Mortgage Funding Trust
112,919	Series 2006-AR1, Class A1A, 1 Mo. LIBOR + 0.58% (b)	3.01%	02/25/36	114,206
636,969	Series 2007-AR1, Class 2A1A, 1 Mo. LIBOR + 0.20% (b)	2.63%	03/25/47	619,919

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
May 31, 2019 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

MORTGAGE-BACKED SECURITIES (Continued)

	Collateralized Mortgage Obligations (Continued)
	GreenPoint MTA Trust
$656,906	Series 2005-AR3, Class 1A1, 1 Mo. LIBOR + 0.24% (b)	2.67%	08/25/45	$632,239
	HarborView Mortgage Loan Trust
285,440	Series 2005-9, Class 2A1A, 1 Mo. LIBOR + 0.34% (b)	2.78%	06/20/35	285,697
114,176	Series 2005-9, Class 2A1C, 1 Mo. LIBOR + 0.45% (b)	2.89%	06/20/35	115,781
893,387	Series 2007-7, Class 1A1, 1 Mo. LIBOR + 1.00% (b)	3.43%	10/25/37	855,045
	HomeBanc Mortgage Trust
497,182	Series 2005-4, Class A1, 1 Mo. LIBOR + 0.27% (b)	2.70%	10/25/35	502,227
	Impac CMB Trust
115,857	Series 2005-1, Class 1A1, 1 Mo. LIBOR + 0.52% (b)	2.95%	04/25/35	114,914
	IndyMac INDX Mortgage Loan Trust
587,353	Series 2005-16IP, Class A1, 1 Mo. LIBOR + 0.64% (b)	3.07%	07/25/45	567,180
850,789	Series 2006-AR4, Class A1A, 1 Mo. LIBOR + 0.21% (b)	2.64%	05/25/46	832,218
375,143	Series 2006-AR21, Class A1, 1 Mo. LIBOR + 0.12% (b)	2.55%	08/25/36	346,057
201,175	Series 2007-FLX2, Class A1C, 1 Mo. LIBOR + 0.19% (b)	2.62%	04/25/37	188,607
	JP Morgan Alternative Loan Trust
127,117	Series 2007-S1, Class A2, 1 Mo. LIBOR + 0.34% (b)	2.77%	04/25/47	122,482
	Lehman XS Trust
551,847	Series 2005-5N, Class 3A1A, 1 Mo. LIBOR + 0.30% (b)	2.73%	11/25/35	550,257
	MASTR Adjustable Rate Mortgages Trust
749,520	Series 2007-2, Class A1, 1 Mo. LIBOR + 0.15% (b)	2.58%	03/25/47	723,878
	Merrill Lynch Mortgage Investors Trust
276,475	Series 2003-D, Class A, 1 Mo. LIBOR + 0.62% (b)	3.05%	08/25/28	271,742
522,452	Series 2004-E, Class A2B, 6 Mo. LIBOR + 0.72% (b)	3.40%	11/25/29	528,273
	Morgan Stanley Resecuritization Trust
109,389	Series 2014-R8, Class 3B1, 12 Mo. Treasury Average + 0.75% (a) (b)	2.88%	06/26/47	108,758
	Opteum Mortgage Acceptance Corp Trust
857,513	Series 2006-1, Class 1AC1, 1 Mo. LIBOR + 0.30% (b)	2.73%	04/25/36	832,705
	Structured Adjustable Rate Mortgage Loan Trust
82,781	Series 2005-12, Class 3A1 (d)	4.49%	06/25/35	82,025
792,813	Series 2006-11, Class 1A1, 1 Mo. LIBOR + 0.16% (b)	2.59%	12/25/36	772,992
	Structured Asset Mortgage Investments II Trust
513,766	Series 2005-AR2, Class 2A1, 1 Mo. LIBOR + 0.46% (b)	2.89%	05/25/45	513,210
681,645	Series 2006-AR1, Class 3A1, 1 Mo. LIBOR + 0.23% (b)	2.66%	02/25/36	620,431
667,227	Series 2006-AR3, Class 12A1, 1 Mo. LIBOR + 0.22% (b)	2.65%	05/25/36	628,112
696,762	Series 2006-AR4, Class 3A1, 1 Mo. LIBOR + 0.19% (b)	2.62%	06/25/36	676,631
101,640	Series 2006-AR5, Class 1A1, 1 Mo. LIBOR + 0.21% (b)	2.64%	05/25/36	95,931
849,602	Series 2006-AR8, Class A1A, 1 Mo. LIBOR + 0.20% (b)	2.63%	10/25/36	788,020
359,224	Series 2007-AR1, Class 2A1, 1 Mo. LIBOR + 0.18% (b)	2.61%	01/25/37	349,209
	Structured Asset Mortgage Investments Trust
250,566	Series 2003-AR3, Class A1, 1 Mo. LIBOR + 0.68% (b)	3.12%	11/19/33	249,723
	WaMu Mortgage Pass-Through Certificates Trust
272,809	Series 2004-AR12, Class A2A, 1 Mo. LIBOR + 0.78% (b)	3.21%	10/25/44	280,605
77,375	Series 2005-AR8, Class 2A1A, 1 Mo. LIBOR + 0.58% (b)	3.01%	07/25/45	77,207
99,575	Series 2005-AR11, Class A1A, 1 Mo. LIBOR + 0.32% (b)	2.75%	08/25/45	100,446
262,140	Series 2005-AR15, Class A1A1, 1 Mo. LIBOR + 0.26% (b)	2.69%	11/25/45	265,238
567,378	Series 2006-AR3, Class A1A, 12 Mo. Treasury Average + 1.00% (b)	3.48%	02/25/46	580,362
93,590	Series 2006-AR11, Class 1A, 12 Mo. Treasury Average + 0.96% (b)	3.44%	09/25/46	86,643

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
May 31, 2019 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

MORTGAGE-BACKED SECURITIES (Continued)

	Collateralized Mortgage Obligations (Continued)
	Wells Fargo Mortgage Backed Securities Trust
$346,074	Series 2004-BB, Class A1 (d)	4.95%	01/25/35	$354,048
528,471	Series 2007-AR5, Class A1 (d)	4.73%	10/25/37	503,498
				21,478,309

	Commercial Mortgage-Backed Obligations — 0.1%
	COMM Mortgage Trust
1,724,725	Series 2012-CR4, Class XA, IO (d)	1.76%	10/15/45	76,364
	DBUBS Mortgage Trust
1,688,233	Series 2011-LC3A, Class XA, IO (a) (d)	0.33%	08/10/44	7,883
	GS Mortgage Securities Trust
1,436,811	Series 2010-C1, Class X, IO (a) (d)	1.34%	08/10/43	16,247
295,247	Series 2013-GC12, Class XA, IO (d)	1.43%	06/10/46	13,633
	JP Morgan Chase Commercial Mortgage Securities Trust
29,970	Series 2010-C1, Class A2 (a)	4.61%	06/15/43	30,076
551,138	Series 2012-CBX, Class XA, IO (d)	2.07%	06/15/45	16,747
	JPMBB Commercial Mortgage Securities Trust
1,668,783	Series 2013-C14, Class XA, IO (d)	0.54%	08/15/46	30,794
602,868	Series 2013-C15, Class XA, IO (d)	1.08%	11/15/45	23,824
	Morgan Stanley Bank of America Merrill Lynch Trust
1,352,760	Series 2013-C12, Class XA, IO (d)	0.61%	10/15/46	30,122
	Morgan Stanley Capital I Trust
3,250,000	Series 2011-C2, Class XB, IO (a) (d)	0.54%	06/15/44	32,700
	UBS-Barclays Commercial Mortgage Trust
523,104	Series 2012-C2, Class XA, IO (a) (d)	1.32%	05/10/63	18,023
				296,413
	Total Mortgage-Backed Securities			21,774,722
	(Cost $21,404,083)

Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (U.S. Dollar)

FOREIGN CORPORATE BONDS — 7.5%

	Advertising — 0.0%
29,000	Clear Channel International B.V. (USD) (a)	8.75%	12/15/20	$29,798

	Banks — 1.0%
200,000	Global Bank Corp. (USD) (a)	4.50%	10/20/21	203,500
125,000	Lloyds Bank PLC (USD)	3.30%	05/07/21	126,419
540,000	Lloyds Banking Group PLC (USD) (c)	2.91%	11/07/23	530,989
200,000	Lloyds Banking Group PLC (USD)	3.90%	03/12/24	203,795
250,000	Santander UK Group Holdings PLC (USD) (c)	4.80%	11/15/24	261,663
650,000	Santander UK PLC (USD)	3.40%	06/01/21	657,410
				1,983,776

	Beverages — 0.4%
390,000	Bacardi Ltd. (USD) (a)	4.70%	05/15/28	405,396
200,000	Bacardi Ltd. (USD) (a)	5.30%	05/15/48	201,848
125,000	Pernod Ricard S.A. (USD) (a)	4.45%	01/15/22	130,160
				737,404

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
May 31, 2019 (Unaudited)

Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (U.S. Dollar)

FOREIGN CORPORATE BONDS (Continued)

	Commercial Services — 0.5%
200,000	DP World Crescent Ltd. (USD) (a)	4.85%	09/26/28	$209,474
250,000	IHS Markit Ltd. (USD) (a)	4.75%	02/15/25	265,083
465,000	IHS Markit Ltd. (USD)	4.75%	08/01/28	493,016
				967,573

	Diversified Financial Services — 1.4%
600,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (USD)	4.50%	05/15/21	616,394
985,000	GE Capital International Funding Co. Unlimited Co. (USD)	2.34%	11/15/20	975,409
1,205,000	GE Capital International Funding Co. Unlimited Co. (USD)	4.42%	11/15/35	1,145,164
				2,736,967

	Environmental Control — 0.1%
61,000	GFL Environmental, Inc. (USD) (a)	5.38%	03/01/23	59,780
60,000	GFL Environmental, Inc. (USD) (a)	7.00%	06/01/26	57,882
				117,662

	Food — 0.2%
340,000	Mondelez International Holdings Netherlands B.V. (USD) (a)	2.00%	10/28/21	334,295

	Internet — 0.1%
300,000	Tencent Holdings Ltd. (USD) (a)	3.98%	04/11/29	301,340

	Machinery-Diversified — 0.0%
110,000	Titan Acquisition Ltd. / Titan Co.-Borrower LLC (USD) (a)	7.75%	04/15/26	98,313

	Media — 0.1%
200,000	Virgin Media Secured Finance PLC (USD) (a)	5.50%	08/15/26	201,530

	Mining — 0.3%
250,000	Corp. Nacional del Cobre de chile, Series REGS (USD)	3.63%	08/01/27	254,655
300,000	Indonesia Asahan Aluminium Persero PT (USD) (a)	6.53%	11/15/28	339,355
				594,010

	Miscellaneous Manufacturing — 0.0%
40,000	Ingersoll-Rand Luxembourg Finance S.A. (USD)	3.55%	11/01/24	41,235

	Oil & Gas — 0.8%
440,000	KazMunayGas National Co. JSC (USD), Series REGS	5.38%	04/24/30	475,167
100,000	Petrobras Global Finance B.V. (USD)	5.75%	02/01/29	101,135
200,000	Petroleos del Peru S.A.,Series REGS (USD)	4.75%	06/19/32	206,750
200,000	Petroleos Mexicanos (USD)	5.38%	03/13/22	206,698
65,000	Petroleos Mexicanos (USD)	6.50%	03/13/27	65,533
275,000	Petroleos Mexicanos (USD)	6.50%	01/23/29	271,158
77,490	Transocean Guardian Ltd. (USD) (a)	5.88%	01/15/24	78,265
126,630	Transocean Pontus Ltd. (USD) (a)	6.13%	08/01/25	128,371
100,000	Transocean Poseidon Ltd. (USD) (a)	6.88%	02/01/27	103,125
				1,636,202

	Packaging & Containers — 0.1%
265,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. (USD) (a)	7.25%	05/15/24	276,925
18,000	OI European Group B.V. (USD) (a)	4.00%	03/15/23	17,730
				294,655

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
May 31, 2019 (Unaudited)

Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (U.S. Dollar)

FOREIGN CORPORATE BONDS (Continued)

	Pharmaceuticals — 0.5%
390,000	Allergan Funding SCS (USD)	4.55%	03/15/35	$379,017
295,000	Bausch Health Cos., Inc. (USD) (a)	5.50%	11/01/25	297,814
200,000	Shire Acquisitions Investments Ireland DAC (USD)	1.90%	09/23/19	199,420
225,000	Shire Acquisitions Investments Ireland DAC (USD)	2.40%	09/23/21	223,198
				1,099,449

	Pipelines — 0.4%
200,000	Peru LNG S.R.L., Series REGS (USD)	5.38%	03/22/30	213,100
200,000	Southern Gas Corridor CJSC, Series REGS (USD)	6.88%	03/24/26	228,446
350,000	TransCanada Pipelines Ltd. (USD)	5.10%	03/15/49	382,057
				823,603

	Retail — 0.4%
123,000	1011778 BC ULC / New Red Finance, Inc. (USD) (a)	4.25%	05/15/24	121,924
510,000	Alimentation Couche-Tard, Inc. (USD) (a)	3.55%	07/26/27	511,013
83,000	eG Global Finance PLC (a)	6.75%	02/07/25	81,651
				714,588

	Savings & Loans — 0.2%
230,000	Nationwide Building Society (USD) (a) (c)	3.62%	04/26/23	232,375
135,000	Nationwide Building Society (USD) (a) (c)	3.77%	03/08/24	136,005
100,000	Nationwide Building Society (USD) (a) (c)	4.36%	08/01/24	102,791
				471,171

	Telecommunications — 0.8%
200,000	C&W Senior Financing DAC (USD) (a)	6.88%	09/15/27	200,000
450,000	Intelsat Jackson Holdings S.A. (USD)	5.50%	08/01/23	405,000
18,000	Intelsat Jackson Holdings S.A. (USD) (a)	8.50%	10/15/24	17,595
475,000	Koninklijke KPN N.V. (USD)	8.38%	10/01/30	611,961
200,000	SES S.A. (USD) (a)	3.60%	04/04/23	201,182
100,000	Vodafone Group PLC (USD)	3.75%	01/16/24	102,597
50,000	Vodafone Group PLC (USD)	4.38%	05/30/28	52,180
				1,590,515

	Trucking & Leasing — 0.2%
54,000	Avolon Holdings Funding Ltd. (USD) (a)	5.13%	10/01/23	56,025
185,000	Avolon Holdings Funding Ltd. (USD) (a)	3.95%	07/01/24	183,687
250,000	Park Aerospace Holdings Ltd. (USD) (a)	3.63%	03/15/21	250,827
				490,539
	Total Foreign Corporate Bonds			15,264,625
	(Cost $14,770,849)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

ASSET-BACKED SECURITIES — 5.4%

	321 Henderson Receivables LLC
$365,504	Series 2013-2A, Class A (a)	4.21%	03/15/62	397,464
	ABFC Trust
116,579	Series 2007-NC1, Class A2, 1 Mo. LIBOR + 0.30% (a) (b)	2.73%	05/25/37	114,963

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
May 31, 2019 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

ASSET-BACKED SECURITIES (Continued)

	Argent Securities, Inc.
$160,000	Series 2005-W3, Class M1, 1 Mo. LIBOR + 0.44% (b)	2.87%	11/25/35	$158,967
	BCMSC Trust
2,369,065	Series 2000-A, Class A5	8.32%	06/15/30	921,767
	Carrington Mortgage Loan Trust
91,195	Series 2005-NC5, Class M1, 1 Mo. LIBOR + 0.48% (b)	2.91%	10/25/35	91,587
	Citigroup Mortgage Loan Trust, Inc.
51,019	Series 2005-HE4, Class M1, 1 Mo. LIBOR + 0.41% (b)	2.84%	10/25/35	51,212
57,685	Series 2007-WFH2, Class A4, 1 Mo. LIBOR + 0.35% (b)	2.78%	03/25/37	57,805
425,000	Series 2007-WFH3, Class M1, 1 Mo. LIBOR + 0.26% (b)	2.69%	06/25/37	413,456
	Conseco Finance Corp.
82,725	Series 1996-7, Class M1	7.70%	09/15/26	87,844
	Countrywide Asset-Backed Certificates
251,079	Series 2006-6, Class 1A1, 1 Mo. LIBOR + 0.17% (b)	2.60%	09/25/36	249,196
	Credit-Based Asset Servicing & Securitization LLC
957,000	Series 2006-MH1, Class B1 (a) (f)	6.25%	10/25/36	980,347
	EquiFirst Mortgage Loan Trust
138,961	Series 2005-1, Class M3, 1 Mo. LIBOR + 0.72% (b)	3.15%	04/25/35	139,234
	First Franklin Mortgage Loan Trust
145,638	Series 2006-FF11, Class 2A3, 1 Mo. LIBOR + 0.15% (b)	2.58%	08/25/36	132,268
	Fremont Home Loan Trust
25,000	Series 2005-A, Class M3, 1 Mo. LIBOR + 0.74% (b)	3.16%	01/25/35	24,930
104,356	Series 2005-D, Class 2A4, 1 Mo. LIBOR + 0.34% (b)	2.77%	11/25/35	104,876
	JP Morgan Mortgage Acquisition Trust
760,926	Series 2006-WF1, Class A5	6.41%	07/25/36	370,882
	Mastr Asset Backed Securities Trust
165,884	Series 2006-HE5, Class A3, 1 Mo. LIBOR + 0.16% (b)	2.59%	11/25/36	116,303
	Mid-State Capital Trust
35,539	Series 2010-1, Class A (a)	3.50%	12/15/45	36,485
	Navient Student Loan Trust
37,066	Series 2014-1, Class A3, 1 Mo. LIBOR + 0.51% (b)	2.94%	06/25/31	36,590
	NovaStar Mortgage Funding Trust
640,348	Series 2007-2, Class A1A, 1 Mo. LIBOR + 0.20% (b)	2.63%	09/25/37	624,904
	Residential Asset Mortgage Product, Inc.
160,000	Series 2005-RZ3, Class M3, 1 Mo. LIBOR + 0.55% (b)	2.98%	09/25/35	161,126
900,000	Series 2006-RZ1, Class M3, 1 Mo. LIBOR + 0.45% (b)	2.88%	03/25/36	902,459
	Residential Asset Securities Corp.
150,000	Series 2005-KS11, Class M2, 1 Mo. LIBOR + 0.42% (b)	2.85%	12/25/35	150,522
150,000	Series 2006-KS3, Class M1, 1 Mo. LIBOR + 0.33% (b)	2.76%	04/25/36	149,969
	SLM Student Loan Trust
905,000	Series 2007-7, Class B, 3 Mo. LIBOR + 0.75% (b)	3.33%	10/27/70	841,078
300,000	Series 2008-2, Class B, 3 Mo. LIBOR + 1.20% (b)	3.78%	01/25/83	287,035
300,000	Series 2008-3, Class B, 3 Mo. LIBOR + 1.20% (b)	3.78%	04/26/83	285,789
650,000	Series 2008-5, Class B, 3 Mo. LIBOR + 1.85% (b)	4.43%	07/25/73	657,352
300,000	Series 2008-6, Class B, 3 Mo. LIBOR + 1.85% (b)	4.43%	07/26/83	303,954
220,000	Series 2008-8, Class B, 3 Mo. LIBOR + 2.25% (b)	4.83%	10/25/75	225,172
800,000	Series 2008-9, Class B, 3 Mo. LIBOR + 2.25% (b)	4.83%	10/25/83	821,589
100,000	Series 2012-7, Class B, 1 Mo. LIBOR + 1.80% (b)	4.23%	09/25/43	99,387
	Soundview Home Loan Trust
680,000	Series 2005-OPT3, Class M1, 1 Mo. LIBOR + 0.47% (b)	2.90%	11/25/35	672,991
145,510	Series 2007-OPT2, Class 2A4, 1 Mo. LIBOR + 0.25% (b)	2.68%	07/25/37	133,992

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
May 31, 2019 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

ASSET-BACKED SECURITIES (Continued)

	Structured Receivables Finance LLC
$175,429	Series 2010-B, Class A (a)	3.73%	08/15/36	$175,872
	Total Asset-Backed Securities			10,979,367
	(Cost $10,918,440)

Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (U.S. Dollar)

FOREIGN SOVEREIGN BONDS — 1.4%

	Bahrain — 0.1%
200,000	Bahrain Government International Bond, Series REGS (USD)	7.00%	10/12/28	211,386

	Brazil — 0.2%
250,000	Brazilian Government International Bond (USD)	4.63%	01/13/28	254,188

	Colombia — 0.2%
400,000	Colombia Government International Bond (USD)	3.88%	04/25/27	405,812

	Egypt — 0.1%
200,000	Egypt Government International Bond (USD) (a)	5.58%	02/21/23	198,570

	Indonesia — 0.1%
200,000	Perusahaan Penerbit SBSN Indonesia III, Series REGS (USD)	4.15%	03/29/27	203,600

	Mexico — 0.1%
200,000	Mexico Government International Bond (USD)	3.75%	01/11/28	198,250

	Oman — 0.1%
200,000	Oman Government International Bond (USD) (a)	5.63%	01/17/28	182,715

	Qatar — 0.1%
200,000	Qatar Government International Bond, Series REGS (USD)	4.50%	04/23/28	218,603

	Russia — 0.1%
200,000	Russian Foreign Bond - Eurobond, Series REGS (USD)	4.75%	05/27/26	209,762

	Saudi Arabia — 0.1%
200,000	Saudi Government International Bond, Series REGS (USD)	3.63%	03/04/28	200,620

	South Africa — 0.1%
250,000	Republic of South Africa Government International Bond (USD)	4.88%	04/14/26	250,968

	Uruguay — 0.1%
200,000	Uruguay Government International Bond (USD)	4.38%	10/27/27	210,627

	Total Foreign Sovereign Bonds			2,745,101
	(Cost $2,665,446)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

MUNICIPAL BONDS — 0.4%
	California — 0.4%
$75,000	Univ of CA Rev TXBL Gen Ref, Ser AJ	4.60%	05/15/31	86,082
500,000	Los Angeles CA Unified School District	5.75%	07/01/34	638,700
	Total Municipal Bonds			724,782
	(Cost $684,859)

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
May 31, 2019 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT BONDS AND NOTES — 0.3%
$275,000	Federal Home Loan Banks	4.09%	09/20/33	$275,871
275,000	Federal Home Loan Banks	4.05%	09/21/33	276,850
	Total U.S. Government Bonds and Notes			552,721
	(Cost $549,261)

U.S. TREASURY BILLS — 16.8%
10,869,000	U.S. Treasury Bill	(h)	06/04/19	10,868,320
445,000	U.S. Treasury Bill (g)	(h)	06/20/19	444,527
2,500,000	U.S. Treasury Bill	(h)	07/02/19	2,495,373
4,226,000	U.S. Treasury Bill	(h)	07/18/19	4,213,903
3,975,000	U.S. Treasury Bill	(h)	07/23/19	3,962,330
12,086,000	U.S. Treasury Bill	(h)	10/10/19	11,986,878
	Total U.S. Treasury Bills			33,971,331
	(Cost $33,961,598)

Shares	Description			Value

MONEY MARKET FUNDS — 1.7%

3,420,481	JPMorgan 100% U.S. Treasury Securities Money Market Fund Institutional Class 2.22% (i)			3,420,481
	(Cost $3,420,481)
	Total Investments — 100.5%			203,702,017
	(Cost $198,785,303) (j)
	Net Other Assets and Liabilities — (0.5)%			(1,030,015)
	Net Assets — 100.0%			$202,672,002

Futures Contracts at May 31, 2019:

Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. 2-Year Treasury Notes	Long	2	Sep-2019	$429,344	$2,221
U.S. 5-Year Treasury Notes	Long	123	Sep-2019	14,436,164	157,884
U.S. 10-Year Ultra Treasury Notes	Short	195	Sep-2019	(26,626,641)	(193,023)
Ultra U.S. Treasury Bond Futures	Short	52	Sep-2019	(9,140,625)	(211,545)
				$(20,901,758)	$(244,463)

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
May 31, 2019 (Unaudited)

Interest Rate Swap Agreements at May 31, 2019:

Counterparty	Floating Rate	Expiration Date	Notional Amount	Fixed Rate	Unrealized Appreciation (Depreciation)/ Value
Citibank, Global Markets, Inc.	3 month LIBOR(1)	4/11/2022	$9,465,000	2.264%(1)	$90,755
Citibank, Global Markets, Inc.	3 month LIBOR(2)	4/11/2025	3,895,000	2.337%(2)	(79,962)
Citibank, Global Markets, Inc.	3 month LIBOR(3)	5/8/2022	5,165,000	2.283%(3)	51,804
Citibank, Global Markets, Inc.	3 month LIBOR(4)	5/8/2025	2,115,000	2.370%(4)	(46,278)
			$20,640,000		$16,319

(1)	The Fund pays the floating rate and receives the fixed rate. The floating rate is not effective until 4/11/2020 and no interest is being accrued until that date.
(2)	The Fund pays the fixed rate and receives the floating rate. The floating rate is not effective until 4/11/2020 and no interest is being accrued until that date.
(3)	The Fund pays the floating rate and receives the fixed rate. The floating rate is not effective until 5/8/2020 and no interest is being accrued until that date.
(4)	The Fund pays the fixed rate and receives the floating rate. The floating rate is not effective until 5/8/2020 and no interest is being accrued until that date.

(a)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At May 31, 2019, securities noted as such amounted to $23,805,192 or 11.7% of net assets.
(b)	Floating or variable rate security.
(c)	Fixed-to-floating security. At a predetermined date, the fixed rate will change to a floating rate.
(d)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(e)	Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.
(f)	Step security. The coupon rate is determined based on the underlying investments. The coupon rate resets periodically.
(g)	All or a portion of this security is segregated as collateral for open futures contracts.
(h)	Zero coupon security.
(i)	Rate shown reflects yield as of May 31, 2019.
(j)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of May 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $5,518,943 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $830,373. The net unrealized appreciation was $4,688,570. The amounts presented are inclusive of derivative contracts.

IO	-	Interest-Only Security – Principal amount shown represents par value on which interest payments are based.
LIBOR	-	London Interbank Offered Rates
SOFR	-	Secured Overnight Finance Rates

Currency Abbreviations:
USD		United States Dollar

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
May 31, 2019 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

ASSETS TABLE

	Total Value at 5/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds*	$75,495,050	$—	$75,495,050	$—
U.S. Government Agency Mortgage-Backed Securities	38,773,837	—	38,773,837	—
Mortgage-Backed Securities	21,774,722	—	21,774,722	—
Foreign Corporate Bonds*	15,264,625	—	15,264,625	—
Asset-Backed Securities	10,979,367	—	10,979,367	—
Foreign Sovereign Bonds**	2,745,101	—	2,745,101	—
Municipal Bonds***	724,782	—	724,782	—
U.S. Government Bonds and Notes	552,721	—	552,721	—
U.S. Treasury Bills	33,971,331	—	33,971,331	—
Money Market Funds	3,420,481	3,420,481	—	—
Total Investments	203,702,017	3,420,481	200,281,536	—
Futures Contracts	160,105	160,105	—	—
Interest Rate Swap Agreements	142,559	—	142,559	—
Total	$204,004,681	$3,580,586	$200,424,095	$—

LIABILITIES TABLE

	Total Value at 5/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures Contracts	$(404,568)	$(404,568)	$—	$—
Interest Rate Swap Agreements	(126,240)	—	(126,240)	—
Total	$(530,808)	$(404,568)	$(126,240)	$—

* See Portfolio of Investments for industry breakout.
** See Portfolio of Investments for country breakout.
*** See Portfolio of Investments for state breakout.

Additional Information

First Trust Exchange-Traded Fund VIII

May 31, 2019 (Unaudited)

Valuation Inputs

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust Low Duration Strategic Focus ETF (LDSF)

Portfolio of Investments
May 31, 2019 (Unaudited)

Shares	Description	Value

	Exchange-Traded Funds (a) — 100.0%

	Capital Markets — 100.0%
16,176	First Trust Emerging Markets Local Currency Bond ETF	$604,174
91,438	First Trust Enhanced Short Maturity ETF	5,489,937
190,171	First Trust Low Duration Opportunities ETF	9,793,806
129,099	First Trust Senior Loan Fund	6,111,547
25,507	First Trust Tactical High Yield ETF	1,212,603
24,093	First Trust TCW Opportunistic Fixed Income ETF	1,236,935
	Total Exchange-Traded Funds — 100.0%	24,449,002
	(Cost $24,410,005)

	Money Market Funds — 0.0%
2,513	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 2.27% (b)	2,513
	(Cost $2,513)

	Total Investments — 100.0%	24,451,515
	(Cost $24,412,518) (c)
	Net Other Assets and Liabilities — 0.0%	7,717
	Net Assets — 100.0%	$24,459,232

(a)	Represents investment in affiliated funds.
(b)	Rate shown reflects yield as of May 31, 2019.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of May 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $74,881 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $35,884. The net unrealized appreciation was $38,997.

Valuation Inputs

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.

• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)

• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of May 31, 2019 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$24,449,002	$—	$—
Money Market Funds	2,513	—	—
Total Investments	$24,451,515	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Low Duration Strategic Focus ETF (LDSF)

Portfolio of Investments (Continued)
May 31, 2019 (Unaudited)

Affiliated Transactions
Amounts relating to investments in affiliated funds at May 31, 2019, and for the fiscal year-to-date period (January 3, 2019 to May 31, 2019) are as follows:

Security Name	Shares at 5/31/2019	Value at 1/3/2019	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 5/31/2019	Dividend Income
First Trust Emerging Markets Local Currency Bond ETF	16,176	$—	$637,773	$(24,972)	$(8,567)	$(60)	$604,174	$7,273
First Trust Enhanced Short Maturity ETF	91,438	—	5,716,475	(228,981)	1,529	914	5,489,937	32,216
First Trust Low Duration Opportunities ETF	190,171	—	10,153,884	(407,769)	44,680	3,011	9,793,806	56,578
First Trust Senior Loan Fund	129,099	—	6,453,829	(330,142)	(22,695)	10,555	6,111,547	60,962
First Trust Tactical HighYield ETF	25,507	—	1,299,555	(85,370)	(4,622)	3,040	1,212,603	14,438
First Trust TCW Opportunistic Fixed Income ETF	24,903	—	1,263,856	(56,763)	28,672	1,170	1,236,935	7,403
		$—	$25,525,372	$(1,133,997)	$38,997	$18,630	$24,449,002	$178,870